Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (95.0%)
Automobiles (8.2%)
Tesla, Inc. (a)	40,740	$18,118

Biotechnology (1.6%)
Roivant Sciences Ltd. (a)	230,930	3,494

Broadline Retail (5.3%)
MercadoLibre, Inc. (a)	5,004	11,694

Capital Markets (1.1%)
Coinbase Global, Inc., Class A (a)	7,061	2,383

Entertainment (7.5%)
ROBLOX Corp., Class A (a)	119,063	16,493

Financial Services (5.9%)
Adyen NV (Netherlands) (a)	4,836	7,782
Federal National Mortgage Association (a)	442,530	5,332
		13,114
Ground Transportation (1.6%)
Union Pacific Corp.	15,187	3,590

Hotels, Restaurants & Leisure (9.7%)
Airbnb, Inc., Class A (a)	61,665	7,488
DoorDash, Inc., Class A (a)	51,043	13,883
		21,371
Information Technology Services (25.1%)
Cloudflare, Inc., Class A (a)	138,781	29,781
Shopify, Inc., Class A (Canada) (a)	102,928	15,296
Snowflake, Inc., Class A (a)	45,881	10,349
		55,426
Life Sciences Tools & Services (1.3%)
Danaher Corp.	14,816	2,937

Media (1.6%)
Trade Desk, Inc., Class A (a)	71,959	3,527

Pharmaceuticals (4.5%)
Royalty Pharma PLC, Class A	281,101	9,917

Semiconductors & Semiconductor Equipment (2.6%)
ASML Holding NV (Registered) (Netherlands)	5,970	5,779

Software (11.5%)
Crowdstrike Holdings, Inc., Class A (a)	21,833	10,706
Samsara, Inc., Class A (a)	140,906	5,249
Strategy, Inc., Class A (a)	29,213	9,413
		25,368
Specialized REITs (1.5%)
American Tower Corp. REIT	17,061	3,281

Specialty Retail (1.4%)
Floor & Decor Holdings, Inc., Class A (a)	40,478	2,983

Textiles, Apparel & Luxury Goods (2.6%)
LVMH Moet Hennessy Louis Vuitton SE (France)	9,298	5,722

Trading Companies & Distributors (2.0%)
Core & Main, Inc., Class A (a)	80,220	4,318
Total Common Stocks (Cost $116,930)		209,515

Investment Company (2.9%)
iShares Bitcoin Trust ETF (a) (Cost $3,770)	97,417	6,332

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (b) (Cost $4,584)	4,583,779	4,584
Total Investments Excluding Purchased Options (100.0%) (Cost $125,284)		220,431
Total Purchased Options Outstanding (0.0%)‡ (Cost $1,169)		109
Total Investments (100.0%) (Cost $126,453) (c)(d)(e)(f)		220,540
Liabilities in Excess of Other Assets (–0.0%)		(27)
Net Assets (100.0%)		$220,513

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $13,504,000 and 6.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(e)	Securities are available for collateral in connection with purchased options.
(f)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $97,535,000 and the aggregate gross unrealized depreciation is approximately $3,448,000, resulting in net unrealized appreciation of approximately $94,087,000.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2025:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH 7.58	Aug–26	69,614,829	$69,615	$83		$228	$(145)
Goldman Sachs & Co. LLC	USD/CNH	CNH 7.71	May–26	48,501,000	48,501	18		202	(184)
Standard Chartered Bank	USD/CNH	CNH 7.77	Oct–25	36,830,549	36,831	—	@	160	(160)
JPMorgan Chase Bank NA	USD/CNH	CNH 7.82	Feb–26	50,168,535	50,169	4		207	(203)
Standard Chartered Bank	USD/CNH	CNH 7.90	Apr–26	34,024,140	34,024	4		165	(161)
Goldman Sachs & Co. LLC	USD/CNH	CNH 8.02	Dec–25	43,649,426	43,649	—	@	207	(207)
						$109		$1,169	$(1,060)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.8%
Information Technology Services	25.1
Software	11.5
Hotels, Restaurants & Leisure	9.7
Automobiles	8.2
Entertainment	7.5
Financial Services	5.9
Broadline Retail	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

American Resilience Portfolio

	Shares	Value (000)
Common Stocks (92.7%)
Beverages (4.2%)
Coca-Cola Co.	847	$56

Capital Markets (13.1%)
CME Group, Inc.	120	32
FactSet Research Systems, Inc.	54	15
Intercontinental Exchange, Inc.	288	49
MSCI, Inc.	54	31
S&P Global, Inc.	100	49
		176
Financial Services (4.8%)
Visa, Inc., Class A	187	64

Ground Transportation (1.5%)
Uber Technologies, Inc. (a)	205	20

Health Care Equipment & Supplies (4.5%)
Abbott Laboratories	239	32
Steris PLC	118	29
		61
Hotels, Restaurants & Leisure (2.8%)
Booking Holdings, Inc.	7	38

Household Products (4.0%)
Procter & Gamble Co.	352	54

Information Technology Services (2.2%)
Accenture PLC, Class A	119	29

Insurance (6.6%)
Aon PLC, Class A	100	36
Arthur J Gallagher & Co.	172	53
		89
Interactive Media & Services (5.0%)
Alphabet, Inc., Class A	281	68

Life Sciences Tools & Services (3.0%)
Thermo Fisher Scientific, Inc.	84	41

Machinery (3.2%)
Otis Worldwide Corp.	474	43

Pharmaceuticals (4.0%)
Zoetis, Inc.	366	54

Professional Services (8.5%)
Automatic Data Processing, Inc.	161	48
Broadridge Financial Solutions, Inc.	172	41
Equifax, Inc.	98	25
		114
Semiconductors & Semiconductor Equipment (4.4%)
Texas Instruments, Inc.	321	59

Software (16.3%)
Constellation Software, Inc. (Canada)	8	22
Microsoft Corp.	229	118
Roper Technologies, Inc.	102	51
Synopsys, Inc. (a)	58	29
		220
Specialty Retail (3.2%)
AutoZone, Inc. (a)	10	43

Tobacco (1.4%)
Philip Morris International, Inc.	119	19
Total Common Stocks (Cost $1,077)		1,248

No. of Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	16	—

	Shares
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (c) (Cost $26)	26,433	26
Total Investments (94.6%) (Cost $1,103) (d)(e)		1,274
Other Assets in Excess of Liabilities (5.4%)		73
Net Assets (100.0%)		$1,347

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $191,000 and the aggregate gross unrealized depreciation is approximately $20,000, resulting in net unrealized appreciation of approximately $171,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	42.6%
Software	17.3
Capital Markets	13.9
Professional Services	8.9
Insurance	7.0
Interactive Media & Services	5.3
Financial Services	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (99.6%)
China (40.4%)
Baidu, Inc. ADR (a)	28,222	$3,719
China Resources Mixc Lifestyle Services Ltd. (b)	366,800	1,946
Full Truck Alliance Co. Ltd. ADR	476,584	6,181
Greentown Service Group Co. Ltd. (b)	1,244,000	799
KE Holdings, Inc. ADR	191,381	3,636
Kuaishou Technology (b)	387,000	4,186
Kweichow Moutai Co. Ltd., Class A	24,894	5,059
Meituan, Class B (a)(b)	420,620	5,619
PDD Holdings, Inc. ADR (a)	28,797	3,806
Qfin Holdings, Inc. ADR	74,453	2,143
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	48,600	1,682
Tencent Holdings Ltd. (b)	74,500	6,348
Trip.com Group Ltd. ADR	99,274	7,466
		52,590
Hong Kong (4.3%)
AIA Group Ltd.	401,700	3,850
Pony AI, Inc. ADR (a)	82,646	1,859
		5,709
India (26.4%)
Axis Bank Ltd.	284,954	3,630
Eternal Ltd. (a)	1,635,605	6,004
HDFC Bank Ltd.	513,775	5,506
ICICI Bank Ltd. ADR	267,207	8,078
Indian Hotels Co. Ltd.	108,323	879
MakeMyTrip Ltd. (a)	56,076	5,249
Niva Bupa Health Insurance Co. Ltd. (a)	644,761	595
Tata Capital Ltd. (a)	170,016	624
Titan Co. Ltd.	103,017	3,906
		34,471
Korea, Republic of (14.9%)
Coupang, Inc. (a)	312,086	10,049
KakaoBank Corp.	229,744	3,891
NAVER Corp.	23,877	4,582
Webtoon Entertainment, Inc. (a)	44,565	865
		19,387
Singapore (5.1%)
Grab Holdings Ltd., Class A (a)	1,108,250	6,672

Taiwan (8.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	254,000	11,033
Total Common Stocks (Cost $85,483)		129,862

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (c) (Cost $2,446)	2,446,119	2,446
Total Investments (101.5%) (Cost $87,929) (d)(e)(f)		132,308
Liabilities in Excess of Other Assets (–1.5%)		(2,011)
Net Assets (100.0%)		$130,297

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $69,516,000 and 53.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $50,050,000 and the aggregate gross unrealized depreciation is approximately $5,671,000, resulting in net unrealized appreciation of approximately $44,379,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	21.6%
Hotels, Restaurants & Leisure	19.0
Banks	15.9
Interactive Media & Services	15.0
Broadline Retail	10.5
Ground Transportation	9.7
Semiconductors & Semiconductor Equipment	8.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Developing Opportunity Portfolio

	Shares	Value (000)
Common Stocks (94.6%)
Brazil (4.8%)
NU Holdings Ltd., Class A (a)	138,711	$2,221

China (31.4%)
Baidu, Inc. ADR (a)	5,201	685
China Resources Mixc Lifestyle Services Ltd. (b)	126,400	671
Full Truck Alliance Co. Ltd. ADR	117,879	1,529
KE Holdings, Inc. ADR	51,840	985
Kuaishou Technology (b)	92,100	996
Kweichow Moutai Co. Ltd., Class A	6,589	1,339
Meituan, Class B (a)(b)	146,380	1,955
PDD Holdings, Inc. ADR (a)	6,965	921
Qfin Holdings, Inc. ADR	19,907	573
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	10,600	367
Tencent Holdings Ltd. (b)	26,100	2,224
Trip.com Group Ltd. ADR	32,212	2,422
		14,667
Hong Kong (1.4%)
Pony AI, Inc. ADR (a)	29,467	663

India (23.6%)
Axis Bank Ltd.	101,226	1,290
Eternal Ltd. (a)	583,159	2,141
HDFC Bank Ltd.	181,218	1,942
ICICI Bank Ltd. ADR	73,268	2,215
Indian Hotels Co. Ltd.	37,389	303
MakeMyTrip Ltd. (a)	19,588	1,833
Niva Bupa Health Insurance Co. Ltd. (a)	215,318	199
Titan Co. Ltd.	29,528	1,119
		11,042
Korea, Republic of (13.0%)
Coupang, Inc. (a)	101,762	3,277
KakaoBank Corp.	57,120	967
NAVER Corp.	7,963	1,528
Webtoon Entertainment, Inc. (a)	14,736	286
		6,058
Poland (1.2%)
Allegro.eu SA (a)	56,893	558

Singapore (4.1%)
Grab Holdings Ltd., Class A (a)	315,406	1,899

Taiwan (7.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	85,000	3,692

United States (7.2%)
MercadoLibre, Inc. (a)	1,442	3,370
Total Common Stocks (Cost $29,306)		44,170

Short-Term Investment (4.2%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (c) (Cost $1,949)	1,948,463	1,949
Total Investments (98.8%) (Cost $31,255) (d)(e)(f)		46,119
Other Assets in Excess of Liabilities (1.2%)		568
Net Assets (100.0%)		$46,687

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $21,292,000 and 45.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,561,000 and the aggregate gross unrealized depreciation is approximately $697,000, resulting in net unrealized appreciation of approximately $14,864,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Hotels, Restaurants & Leisure	18.9%
Banks	18.7
Broadline Retail	17.6
Other*	17.0
Interactive Media & Services	12.4
Semiconductors & Semiconductor Equipment	8.0
Ground Transportation	7.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

Emerging Markets ex China Portfolio

	Shares	Value (000)
Common Stocks (100.2%)
Brazil (6.4%)
Banco BTG Pactual SA (Units) (a)	5,798	$53
Itau Unibanco Holding SA (Preference)	16,489	121
Raia Drogasil SA	18,297	63
Rede D’Or Sao Luiz SA	19,496	154
Vale SA	4,833	52
WEG SA	13,911	96
		539
Chile (0.5%)
Banco de Chile	260,116	40

Czech Republic (0.6%)
Komercni Banka AS	1,012	51

Egypt (0.9%)
Commercial International Bank - Egypt (CIB)	35,158	74

India (27.6%)
360 ONE WAM Ltd.	4,331	50
Axis Bank Ltd.	2,435	31
Bajaj Auto Ltd.	687	67
Bajaj Finance Ltd.	8,910	100
CG Power & Industrial Solutions Ltd.	9,236	77
Colgate-Palmolive India Ltd.	834	21
Grasim Industries Ltd.	3,659	114
HDFC Asset Management Co. Ltd.	847	53
HDFC Bank Ltd.	20,520	220
Hindalco Industries Ltd.	6,292	54
Hitachi Energy India Ltd.	356	72
ICICI Bank Ltd.	14,170	215
IDFC First Bank Ltd.	99,782	78
Infosys Ltd.	4,193	68
Infosys Ltd. ADR	3,149	51
Larsen & Toubro Ltd.	1,468	61
Lodha Developers Ltd.	5,091	65
Mahindra & Mahindra Ltd.	5,707	220
MakeMyTrip Ltd. (b)	365	34
Max Healthcare Institute Ltd.	9,017	113
Pidilite Industries Ltd.	3,716	61
Reliance Industries Ltd.	12,768	196
Samvardhana Motherson International Ltd.	38,178	46
Shriram Finance Ltd.	6,882	48
State Bank of India	13,310	131
Swiggy Ltd. (b)	12,801	61
United Breweries Ltd.	1,566	32
		2,339
Indonesia (1.2%)
Bank Syariah Indonesia Tbk. PT	220,000	34
Cisarua Mountain Dairy Tbk. PT	169,700	47
Indosat Tbk. PT	229,100	24
		105
Kazakhstan (0.8%)
NAC Kazatomprom JSC GDR	1,256	67

Korea, Republic of (12.9%)
HYBE Co. Ltd.	111	21
Hyundai Motor Co.	396	61
KB Financial Group, Inc.	2,004	165
Kia Corp.	692	50
KT&G Corp.	473	45
NAVER Corp.	434	83
Samsung Electronics Co. Ltd.	10,230	613
SK Hynix, Inc.	242	60
		1,098
Malaysia (0.9%)
CIMB Group Holdings Bhd.	31,200	55
Malayan Banking Bhd.	8,500	20
		75
Mexico (3.7%)
Grupo Financiero Banorte SAB de CV Series O	12,071	121
Kimberly-Clark de Mexico SAB de CV, Class A	25,889	54
Prologis Property Mexico SA de CV REIT	16,329	67
Wal-Mart de Mexico SAB de CV	22,529	70
		312
Peru (1.2%)
Credicorp Ltd.	397	106

Poland (4.5%)
Allegro.eu SA (b)	8,122	80
Budimex SA	358	50
Grupa Kety SA	635	161
Powszechna Kasa Oszczednosci Bank Polski SA	4,740	92
		383
Saudi Arabia (0.8%)
Bupa Arabia for Cooperative Insurance Co.	1,603	70

South Africa (4.8%)
AVI Ltd.	14,619	84
Capitec Bank Holdings Ltd.	877	177
Clicks Group Ltd.	2,797	57
OUTsurance Group Ltd.	21,371	89
		407
Sweden (1.4%)
Medicover AB	4,244	117

Taiwan (29.4%)
Airtac International Group	1,000	25
Alchip Technologies Ltd.	1,000	115
ASE Technology Holding Co. Ltd.	24,000	131
Delta Electronics, Inc.	4,000	113
Hon Hai Precision Industry Co. Ltd.	26,000	186
MediaTek, Inc.	3,000	130
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	1,607
Unimicron Technology Corp.	15,000	75
Wiwynn Corp.	1,000	109
		2,491
United Kingdom (2.1%)
Antofagasta PLC	4,708	175

United States (0.5%)
MercadoLibre, Inc. (b)	19	44
Total Common Stocks (Cost $5,853)		8,493

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets ex China Portfolio

	Shares	Value (000)
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.04% (c) (Cost $33)	32,831	$33
Total Investments (100.6%) (Cost $5,886) (d)(e)(f)		8,526
Liabilities in Excess of Other Assets (–0.6%)		(49)
Net Assets (100.0%)		$8,477

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $7,340,000 and 86.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,770,000 and the aggregate gross unrealized depreciation is approximately $130,000, resulting in net unrealized appreciation of approximately $2,640,000.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	42.0%
Semiconductors & Semiconductor Equipment	24.0
Banks	20.3
Tech Hardware, Storage & Peripherals	8.5
Metals & Mining	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (96.1%)
Brazil (17.8%)
Banco BTG Pactual SA (Units) (a)	391,347	$3,549
Localiza Rent a Car SA	1,137,613	8,432
NU Holdings Ltd., Class A (b)	367,292	5,880
Raia Drogasil SA	1,562,197	5,407
		23,268
China (0.2%)
Meituan, Class B (b)(c)	19,100	255

Greece (0.5%)
Optima bank SA	62,814	623

India (38.1%)
Adani Ports & Special Economic Zone Ltd.	183,359	2,899
Ambuja Cements Ltd.	529,046	3,397
AU Small Finance Bank Ltd.	151,827	1,251
Bharti Airtel Ltd.	298,146	6,306
Cholamandalam Investment & Finance Co. Ltd.	3,784	68
Divi’s Laboratories Ltd.	38,111	2,450
Eternal Ltd. (b)	916,908	3,366
Global Health Ltd.	81,644	1,207
HDFC Bank Ltd.	423,141	4,535
HDFC Bank Ltd. ADR	6,032	206
ICICI Bank Ltd.	363,154	5,504
KEI Industries Ltd.	114,588	5,240
Laurus Labs Ltd.	339,431	3,227
Oberoi Realty Ltd.	73,328	1,307
Samvardhana Motherson International Ltd.	2,644,201	3,149
Varun Beverages Ltd.	1,102,944	5,510
		49,622
Korea, Republic of (4.1%)
Coupang, Inc. (b)	167,975	5,409

Mexico (5.6%)
Fomento Economico Mexicano SAB de CV ADR	2,631	259
Grupo Financiero Banorte SAB de CV Series O	696,836	6,999
		7,258
Singapore (4.8%)
Sea Ltd. ADR (b)	35,316	6,312

South Africa (1.4%)
Anglogold Ashanti PLC	25,610	1,788

Taiwan (13.0%)
E Ink Holdings, Inc.	451,000	3,584
eMemory Technology, Inc.	2,000	133
Taiwan Semiconductor Manufacturing Co. Ltd.	304,000	13,205
		16,922
Thailand (0.5%)
True Corp. PCL NVDR (b)	2,061,400	662

United States (10.1%)
MercadoLibre, Inc. (b)	3,339	7,803
XP, Inc., Class A	287,758	5,407
		13,210
Total Common Stocks (Cost $96,089)		125,329

Short-Term Investment (5.1%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.04% (d) (Cost $6,634)	6,634,311	6,634
Total Investments (101.2%) (Cost $102,723) (e)(f)(g)		131,963
Liabilities in Excess of Other Assets (–1.2%)		(1,576)
Net Assets (100.0%)		$130,387

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $7,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $69,666,000 and 53.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $32,477,000 and the aggregate gross unrealized depreciation is approximately $3,237,000, resulting in net unrealized appreciation of approximately $29,240,000.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.0%
Banks	18.9
Broadline Retail	14.8
Semiconductors & Semiconductor Equipment	10.1
Capital Markets	6.8
Ground Transportation	6.4
Investment Company	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (101.1%)
Brazil (3.1%)
Banco BTG Pactual SA (Units) (a)	72,439	$657
Itau Unibanco Holding SA (Preference)	362,547	2,660
Rede D'Or Sao Luiz SA	324,158	2,563
		5,880
Chile (0.9%)
Banco de Chile	10,910,102	1,657

China (26.2%)
Alibaba Group Holding Ltd. (b)	354,200	7,921
Bank of Jiangsu Co. Ltd., Class A	786,800	1,109
BYD Co. Ltd., H Shares (b)	349,000	4,933
China Construction Bank Corp., H Shares (b)	4,380,120	4,201
China International Capital Corp. Ltd., Class H (b)	302,000	826
China Merchants Bank Co. Ltd., H Shares (b)	445,000	2,663
Contemporary Amperex Technology Co. Ltd., Class A	24,500	1,390
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	139,459	1,403
Kuaishou Technology (b)	89,900	972
NAURA Technology Group Co. Ltd., Class A	18,895	1,204
NetEase, Inc. (b)	55,700	1,692
Ping An Insurance Group Co. of China Ltd., Class H (b)	133,000	905
Shenzhen Inovance Technology Co. Ltd., Class A	126,300	1,492
Tencent Holdings Ltd. (b)	156,800	13,361
Trip.com Group Ltd. ADR	29,010	2,182
Xiaomi Corp., Class B (b)(c)	263,800	1,833
Yum China Holdings, Inc.	25,811	1,108
		49,195
Czech Republic (0.6%)
Komercni Banka AS	23,759	1,192

India (21.6%)
360 ONE WAM Ltd.	74,839	862
Avenue Supermarts Ltd. (c)	19,144	965
Axis Bank Ltd.	125,021	1,593
Bajaj Auto Ltd.	14,404	1,408
Bajaj Finance Ltd.	173,974	1,957
CG Power & Industrial Solutions Ltd.	73,499	614
Colgate-Palmolive India Ltd.	14,580	365
Grasim Industries Ltd.	46,115	1,432
HDFC Asset Management Co. Ltd.	30,639	1,909
HDFC Bank Ltd.	106,950	1,146
HDFC Bank Ltd. ADR	55,772	1,905
Hindalco Industries Ltd.	103,877	892
Hitachi Energy India Ltd.	10,710	2,171
ICICI Bank Ltd. ADR	11,522	348
ICICI Bank Ltd.	218,808	3,316
IDFC First Bank Ltd.	1,950,855	1,533
Larsen & Toubro Ltd.	29,675	1,223
Lodha Developers Ltd.	103,263	1,321
Mahindra & Mahindra Ltd.	79,129	3,054
MakeMyTrip Ltd. (c)	12,032	1,126
Max Healthcare Institute Ltd.	127,475	1,601
Pidilite Industries Ltd.	74,268	1,228
Reliance Industries Ltd.	218,998	3,364
Shriram Finance Ltd.	132,705	920
State Bank of India	259,563	2,548
Swiggy Ltd. (c)	128,633	612
United Breweries Ltd.	51,047	1,035
		40,448
Indonesia (0.4%)
Cisarua Mountain Dairy Tbk. PT	2,755,600	761

Korea, Republic of (9.6%)
HYBE Co. Ltd.	2,874	546
KB Financial Group, Inc.	22,874	1,888
Kia Corp.	14,407	1,034
KT&G Corp.	10,247	976
NAVER Corp.	6,230	1,195
Samsung Electronics Co. Ltd.	178,533	10,703
SK Hynix, Inc.	6,437	1,596
		17,938
Malaysia (1.2%)
CIMB Group Holdings Bhd.	732,500	1,280
Malayan Banking Bhd.	437,100	1,029
		2,309
Mexico (5.0%)
Grupo Financiero Banorte SAB de CV Series O	295,531	2,968
Kimberly-Clark de Mexico SAB de CV, Class A	1,242,733	2,617
Prologis Property Mexico SA de CV REIT	280,173	1,147
Wal-Mart de Mexico SAB de CV	844,846	2,610
		9,342
Peru (0.3%)
Credicorp Ltd.	1,786	476

Poland (3.1%)
Allegro.eu SA (c)	269,446	2,644
Budimex SA	7,366	1,033
Powszechna Kasa Oszczednosci Bank Polski SA	107,110	2,081
		5,758
Saudi Arabia (0.6%)
Alinma Bank	158,989	1,135

South Africa (3.2%)
AVI Ltd.	262,918	1,507
Capitec Bank Holdings Ltd.	14,227	2,871
Clicks Group Ltd.	59,741	1,218
OUTsurance Group Ltd.	102,219	425
		6,021
Taiwan (23.0%)
Airtac International Group	30,448	756
Alchip Technologies Ltd.	15,000	1,723
ASE Technology Holding Co. Ltd.	268,000	1,463
Chailease Holding Co. Ltd.	222,360	815
Delta Electronics, Inc.	75,000	2,113
Hon Hai Precision Industry Co. Ltd.	421,000	3,006
MediaTek, Inc.	28,000	1,214
Taiwan Semiconductor Manufacturing Co. Ltd.	669,205	29,069
Wiwynn Corp.	27,722	3,038
		43,197

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
United Kingdom (1.4%)
Antofagasta PLC	69,557	$2,587

United States (0.9%)
MercadoLibre, Inc. (c)	758	1,771
Total Common Stocks (Cost $117,322)		189,667

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.04% (d) (Cost $1,705)	1,704,593	1,705
Total Investments (102.0%) (Cost $119,027) (e)(f)(g)		191,372
Liabilities in Excess of Other Assets (–2.0%)		(3,782)
Net Assets (100.0%)		$187,590

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $13,000 relating to the Fund's investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $165,529,000 and 88.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $73,125,000 and the aggregate gross unrealized depreciation is approximately $780,000, resulting in net unrealized appreciation of approximately $72,345,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	32.2%
Banks	20.7
Semiconductors & Semiconductor Equipment	19.0
Tech Hardware, Storage & Peripherals	8.1
Interactive Media & Services	8.1
Broadline Retail	6.4
Automobiles	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
China (7.6%)
Tencent Holdings Ltd. ADR	316,168	$26,922

Italy (5.3%)
Ferrari NV	39,235	19,037

Japan (4.8%)
Mizuho Financial Group, Inc. ADR	2,560,130	17,153

Spain (5.0%)
Banco Santander SA ADR	1,710,034	17,921

Taiwan (6.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	88,241	24,645

United States (69.4%)
Ameriprise Financial, Inc.	29,464	14,474
AutoZone, Inc. (a)	1,389	5,959
CBRE Group, Inc., Class A (a)	109,847	17,308
Costco Wholesale Corp.	15,057	13,937
CRH PLC	161,834	19,404
Eli Lilly & Co.	4,643	3,543
JPMorgan Chase & Co.	56,334	17,770
LPL Financial Holdings, Inc.	36,762	12,230
Mastercard, Inc., Class A	17,112	9,734
Microsoft Corp.	62,759	32,506
Netflix, Inc. (a)	18,678	22,393
NVIDIA Corp.	203,263	37,925
Progressive Corp.	73,469	18,143
United Rentals, Inc.	10,336	9,867
Waste Management, Inc.	53,023	11,709
		246,902
Total Common Stocks (Cost $253,112)		352,580

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (b) (Cost $3,448)	3,447,844	3,448
Total Investments (100.0%) (Cost $256,560) (c)(d)		356,028
Liabilities in Excess of Other Assets (–0.0%)		(113)
Net Assets (100.0%)		$355,915

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $99,593,000 and the aggregate gross unrealized depreciation is approximately $125,000, resulting in net unrealized appreciation of approximately $99,468,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	21.3%
Semiconductors & Semiconductor Equipment	17.6
Banks	14.8
Software	9.1
Interactive Media & Services	7.6
Capital Markets	7.5
Entertainment	6.3
Construction Materials	5.4
Automobiles	5.3
Insurance	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (98.9%)
Canada (0.8%)
Shopify, Inc., Class A (a)	2,821	$419

China (5.6%)
JD.com, Inc. ADR	7,275	254
NetEase, Inc. ADR	2,667	405
Tencent Holdings Ltd. ADR	26,043	2,218
		2,877
France (0.9%)
Hermes International SCA ADR	1,490	365
LVMH Moet Hennessy Louis Vuitton SE	197	122
		487
Italy (5.0%)
Ferrari NV	5,383	2,612

Japan (4.1%)
Mizuho Financial Group, Inc. ADR	112,797	756
Sumitomo Mitsui Financial Group, Inc. ADR	83,050	1,390
		2,146
Spain (3.8%)
Banco Santander SA ADR	186,085	1,950

Taiwan (5.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,115	2,825

United Kingdom (2.4%)
Experian PLC ADR	1,824	92
Rolls-Royce Holdings PLC ADR	71,850	1,164
		1,256
United States (70.8%)
Alphabet, Inc., Class A	7,239	1,760
Amazon.com, Inc. (a)	8,923	1,959
Ameriprise Financial, Inc.	3,527	1,733
Apple, Inc.	9,820	2,500
AutoZone, Inc. (a)	23	99
Brown & Brown, Inc.	7,755	727
Cboe Global Markets, Inc.	4,155	1,019
CBRE Group, Inc., Class A (a)	10,415	1,641
Chevron Corp.	4,302	668
Costco Wholesale Corp.	348	322
CRH PLC	24,175	2,899
General Electric Co.	2,553	768
JPMorgan Chase & Co.	8,468	2,671
Lennar Corp., Class A	1,530	193
Linde PLC	293	139
LPL Financial Holdings, Inc.	3,178	1,057
Mastercard, Inc., Class A	1,659	944
McDonald's Corp.	297	90
MercadoLibre, Inc. (a)	369	862
Microsoft Corp.	5,580	2,890
Millrose Properties, Inc. REIT	912	31
Netflix, Inc. (a)	1,487	1,783
NVIDIA Corp.	19,382	3,616
Progressive Corp.	5,420	1,339
Tesla, Inc. (a)	2,163	962
TJX Cos., Inc.	13,421	1,940
United Rentals, Inc.	1,225	1,169
Valero Energy Corp.	1,228	209
Waste Management, Inc.	3,097	684
		36,674
Total Common Stocks (Cost $32,147)		51,246

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (b) (Cost $1,254)	1,253,909	1,254
Total Investments (101.3%) (Cost $33,401) (c)(d)(e)		52,500
Liabilities in Excess of Other Assets (–1.3%)		(686)
Net Assets (100.0%)		$51,814

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $121,000 and 0.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $19,118,000 and the aggregate gross unrealized depreciation is approximately $19,000, resulting in net unrealized appreciation of approximately $19,099,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.5%
Banks	12.9
Semiconductors & Semiconductor Equipment	12.3
Interactive Media & Services	7.5
Capital Markets	7.2
Automobiles	6.8
Broadline Retail	5.8
Construction Materials	5.5
Software	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

Global Endurance Portfolio

	Shares	Value (000)
Common Stocks (97.2%)
Canada (2.5%)
CAE, Inc. (a)	14,417	$427
Colliers International Group, Inc.	2,434	380
		807
Germany (2.5%)
Delivery Hero SE (a)	27,358	786

Israel (5.9%)
Global-e Online Ltd. (a)	21,897	783
Teva Pharmaceutical Industries Ltd. ADR (a)	54,978	1,111
		1,894
Japan (2.3%)
Sansan, Inc. (a)	57,400	741

United Kingdom (13.9%)
Burford Capital Ltd.	12,004	143
Domino's Pizza Group PLC	440,928	1,181
Victoria PLC (a)	3,505,235	3,121
		4,445
United States (70.1%)
Acadia Healthcare Co., Inc. (a)	6,602	163
Appian Corp., Class A (a)	53,878	1,647
Arbutus Biopharma Corp. (a)	317,376	1,441
Avadel Pharmaceuticals PLC (a)	117,434	1,793
Bill Holdings, Inc. (a)	9,616	509
Calumet, Inc. (a)	56,315	1,028
Carvana Co. (a)	2,040	770
Core & Main, Inc., Class A (a)	10,777	580
Core Scientific, Inc. (a)	27,378	491
First Solar, Inc. (a)	5,064	1,117
Floor & Decor Holdings, Inc., Class A (a)	18,479	1,362
GXO Logistics, Inc. (a)	15,212	805
HCA Healthcare, Inc.	3,691	1,573
Immunovant, Inc. (a)	74,988	1,209
QXO, Inc. (a)	75,408	1,437
Roivant Sciences Ltd. (a)	112,270	1,699
Royalty Pharma PLC, Class A	20,558	725
Sable Offshore Corp. (a)	8,092	141
Smurfit WestRock PLC	12,381	527
Somnigroup International, Inc.	11,438	965
Sotera Health Co. (a)	80,497	1,266
UnitedHealth Group, Inc.	3,371	1,164
		22,412
Total Common Stocks (Cost $32,490)		31,085

Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (b) (Cost $81)	81,310	81
Total Investments (97.5%) (Cost $32,571) (c)(d)(e)		31,166
Other Assets in Excess of Liabilities (2.5%)		813
Net Assets (100.0%)		$31,979

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $5,972,000 and 18.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,294,000 and the aggregate gross unrealized depreciation is approximately $5,699,000, resulting in net unrealized depreciation of approximately $1,405,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	21.6%
Biotechnology	13.9
Household Durables	13.1
Pharmaceuticals	11.6
Software	10.9
Health Care Providers & Services	9.3
Specialty Retail	6.8
Trading Companies & Distributors	6.5
Hotels, Restaurants & Leisure	6.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
France (3.5%)
L'Oreal SA	196,596	$85,419

Germany (8.0%)
SAP SE	726,944	194,652

United Kingdom (9.5%)
Experian PLC	775,955	38,974
Haleon PLC	16,495,329	74,232
RELX PLC (LSE)	2,152,826	102,859
RELX PLC (Euronext NV)	347,832	16,672
		232,737
United States (77.2%)
Abbott Laboratories	520,925	69,773
Accenture PLC, Class A	209,169	51,581
Alphabet, Inc., Class A	394,247	95,841
Aon PLC, Class A	177,902	63,436
Arthur J Gallagher & Co.	324,540	100,523
Automatic Data Processing, Inc.	314,728	92,373
AutoZone, Inc. (a)	9,837	42,203
Booking Holdings, Inc.	12,732	68,743
Broadridge Financial Solutions, Inc.	179,461	42,742
CME Group, Inc.	224,630	60,693
Coca-Cola Co.	1,376,276	91,275
Equifax, Inc.	137,219	35,201
FactSet Research Systems, Inc.	62,218	17,825
Intercontinental Exchange, Inc.	434,143	73,144
Microsoft Corp.	430,318	222,883
MSCI, Inc.	76,578	43,451
Otis Worldwide Corp.	537,294	49,125
Philip Morris International, Inc.	202,326	32,817
Procter & Gamble Co.	556,790	85,551
Roper Technologies, Inc.	156,942	78,265
S&P Global, Inc.	156,247	76,047
Steris PLC	174,668	43,220
Synopsys, Inc. (a)	112,070	55,294
Thermo Fisher Scientific, Inc.	149,620	72,569
Uber Technologies, Inc. (a)	393,769	38,578
Visa, Inc., Class A	353,877	120,807
Zoetis, Inc.	451,956	66,130
		1,890,090
Total Common Stocks (Cost $1,587,272)		2,402,898

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (b) (Cost $51,213)	51,213,267	51,213
Total Investments (100.3%) (Cost $1,638,485) (c)(d)(e)		2,454,111
Liabilities in Excess of Other Assets (–0.3%)		(7,248)
Net Assets (100.0%)		$2,446,863

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $64,000 relating to the Fund's investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(d)	The approximate fair value and percentage of net assets, $512,807,000 and 21.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $828,601,000 and the aggregate gross unrealized depreciation is approximately $12,975,000, resulting in net unrealized appreciation of approximately $815,626,000.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	40.7%
Software	22.4
Professional Services	13.4
Capital Markets	11.1
Insurance	6.7
Pharmaceuticals	5.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (93.3%)
Brazil (0.5%)
NU Holdings Ltd., Class A (a)	23,130	$370

Canada (6.3%)
Shopify, Inc., Class A (a)	31,682	4,708

Israel (3.5%)
Global-e Online Ltd. (a)	73,950	2,645

Korea, Republic of (2.6%)
Coupang, Inc. (a)	59,937	1,930

Netherlands (4.8%)
Adyen NV (a)	2,253	3,625

Singapore (1.5%)
Grab Holdings Ltd., Class A (a)	134,294	809
Sea Ltd. ADR (a)	2,059	368
		1,177
United Kingdom (0.1%)
Victoria PLC (a)	70,649	63

United States (74.0%)
Affirm Holdings, Inc. (a)	62,776	4,588
Agilon Health, Inc. (a)	184,098	190
AppLovin Corp., Class A (a)	6,436	4,625
Arbutus Biopharma Corp. (a)	173,307	787
Aurora Innovation, Inc. (a)	455,912	2,457
BitMine Immersion Technologies, Inc. (a)	25,350	1,316
Cloudflare, Inc., Class A (a)	40,706	8,735
Core & Main, Inc., Class A (a)	15,406	829
Federal National Mortgage Association (a)	135,078	1,628
Intellia Therapeutics, Inc. (a)	24,527	424
IonQ, Inc. (a)	58,017	3,568
Landbridge Co. LLC, Class A	23,772	1,268
MercadoLibre, Inc. (a)	1,693	3,956
Opendoor Technologies, Inc. (a)	43,057	343
ProKidney Corp. (a)	41,771	101
QXO, Inc. (a)	115,413	2,200
ROBLOX Corp., Class A (a)	27,236	3,773
Roivant Sciences Ltd. (a)	80,131	1,212
Royalty Pharma PLC, Class A	87,144	3,075
Snowflake, Inc., Class A (a)	10,381	2,341
Strategy, Inc., Class A (a)	7,228	2,329
Tesla, Inc. (a)	11,830	5,261
XOMA Royalty Corp. (a)	11,734	452
		55,458
Total Common Stocks (Cost $39,254)		69,976

Preferred Stock (0.0%)‡
United States (0.0%)‡
Lookout, Inc., Series F (a)(b)(c) (acquisition cost — $73; acquired 6/17/14)	6,374	26

Investment Company (2.5%)
United States (2.5%)
iShares Bitcoin Trust ETF (a) (Cost $1,095)	28,303	1,840

Short-Term Investment (4.2%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (d) (Cost $3,178)	3,178,256	3,178
Total Investments Excluding Purchased Options (100.0%) (Cost $43,600 )		75,020
Total Purchased Options Outstanding (0.1%) (Cost $390)		33
Total Investments (100.1%) (Cost $43,990) (e)(f)(g)(h)		75,053
Liabilities in Excess of Other Assets (–0.1%)		(84)
Net Assets (100.0%)		$74,969

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Insight Portfolio

The Fund had the following Derivative Contracts - PIPE open at September 30, 2025:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Cantor Equity Partners, Inc.	Twenty One Capital, Inc. (a)(c)(i)(j)(k)	$1,275	12/31/25	$(290)	(0.39)%

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contracts (excluding 144A holdings) at September 30, 2025 amounts to approximately $26,000 and represents 0.0% of net assets.
(c)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $3,688,000 and 4.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(g)	Securities are available for collateral in connection with purchased options.
(h)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $33,476,000 and the aggregate gross unrealized depreciation is approximately $2,703,000, resulting in net unrealized appreciation of approximately $30,773,000.
(i)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contracts (excluding 144A holdings) at September 30, 2025 amounts to approximately $(264,000) and represents less than 0.05% of net assets.
(j)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.
(k)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 60,699 shares at $21.00 per share on the settlement date pursuant to the closing of the business combination between Twenty One Capital, Inc., and Cantor Equity Partners, Inc., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Cantor Equity Partners, Inc., and Twenty One Capital, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Cantor Equity Partners, Inc., and Twenty One Capital, Inc. The investment is restricted from resale until the settlement date.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Insight Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2025:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH 7.58	Aug–26	21,170,064	$21,170	$25		$69	$(44)
Goldman Sachs & Co. LLC	USD/CNH	CNH 7.71	May–26	15,064,889	15,065	6		63	(57)
Standard Chartered Bank	USD/CNH	CNH 7.76	Oct–25	13,974,746	13,975	—	@	61	(61)
JPMorgan Chase Bank NA	USD/CNH	CNH 7.82	Feb–26	15,854,951	15,855	1		65	(64)
Standard Chartered Bank	USD/CNH	CNH 7.90	Apr–26	10,380,714	10,381	1		50	(49)
Goldman Sachs & Co. LLC	USD/CNH	CNH 8.02	Dec–25	17,249,729	17,250	—	@	82	(82)
						$33		$390	$(357)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	27.6%
Information Technology Services	21.0
Software	14.4
Financial Services	13.1
Broadline Retail	11.9
Automobiles	7.0
Entertainment	5.0
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open PIPE contract with unrealized depreciation of approximately $290,000.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (97.7%)
Brazil (2.3%)
NU Holdings Ltd., Class A (a)	5,054,186	$80,918

Canada (3.1%)
Shopify, Inc., Class A (a)	726,707	107,996

China (4.0%)
Meituan, Class B (a)(b)	4,542,300	60,679
Trip.com Group Ltd. ADR	1,062,312	79,886
		140,565
Denmark (4.0%)
DSV AS	704,034	140,645

France (7.5%)
Hermes International SCA	37,192	91,456
Schneider Electric SE	601,795	169,389
		260,845
India (5.5%)
HDFC Bank Ltd.	7,972,568	85,440
ICICI Bank Ltd. ADR	3,543,633	107,124
		192,564
Italy (2.4%)
Moncler SpA	1,429,590	84,136

Japan (1.3%)
Keyence Corp.	117,200	43,664

Korea, Republic of (4.2%)
Coupang, Inc. (a)	4,203,256	135,345
KakaoBank Corp.	611,700	10,361
		145,706
Netherlands (1.8%)
ASML Holding NV	63,911	62,325

Singapore (1.0%)
Grab Holdings Ltd., Class A (a)	5,762,393	34,690

Sweden (5.5%)
Spotify Technology SA (a)	277,777	193,888

Switzerland (1.0%)
On Holding AG, Class A (a)	828,396	35,083

Taiwan (4.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,500,000	152,032

United States (49.7%)
Airbnb, Inc., Class A (a)	593,798	72,099
Amazon.com, Inc. (a)	561,077	123,196
Block, Inc., Class A (a)	1,054,537	76,211
Crowdstrike Holdings, Inc., Class A (a)	111,130	54,496
DoorDash, Inc., Class A (a)	819,177	222,808
Liberty Media Corp.-Liberty Formula One, Class C (a)	354,904	37,070
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	6,530	—
Mastercard, Inc., Class A	161,658	91,953
MercadoLibre, Inc. (a)	80,442	187,988
Meta Platforms, Inc., Class A	360,283	264,585
ServiceNow, Inc. (a)	155,479	143,084
TKO Group Holdings, Inc.	364,054	73,524
Uber Technologies, Inc. (a)	2,338,732	229,125
Visa, Inc., Class A	319,869	109,197
Walt Disney Co.	458,382	52,485
		1,737,821
Total Common Stocks (Cost $1,473,264)		3,412,878

Short-Term Investment (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (e) (Cost $98,639)	98,638,869	98,639
Total Investments (100.5%) (Cost $1,571,903) (f)(g)(h)		3,511,517
Liabilities in Excess of Other Assets (–0.5%)		(16,420)
Net Assets (100.0%)		$3,495,097

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security (excluding 144A holdings) at September 30, 2025 amounts to $0 and represents 0.0% of net assets.
(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $153,000 relating to the Fund's investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $900,127,000 and 25.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(h)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,976,543,000 and the aggregate gross unrealized depreciation is approximately $36,929,000, resulting in net unrealized appreciation of approximately $1,939,614,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	16.0%
Broadline Retail	12.7
Hotels, Restaurants & Leisure	12.4
Entertainment	10.2
Banks	8.1
Financial Services	7.9
Interactive Media & Services	7.5
Ground Transportation	7.5
Semiconductors & Semiconductor Equipment	6.1
Textiles, Apparel & Luxury Goods	6.0
Software	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Global Permanence Portfolio

	Shares	Value (000)
Common Stocks (92.0%)
Brazil (0.1%)
Vale SA	342	$4

Canada (6.2%)
Cameco Corp.	672	56
Canadian National Railway Co.	2,398	226
Constellation Software, Inc.	1	3
FirstService Corp.	19	4
Topicus.com, Inc. (a)	41	4
		293
France (13.1%)
Airbus SE	193	45
Christian Dior SE	121	70
EssilorLuxottica SA	15	5
Eurofins Scientific SE	3,044	222
Hermes International SCA	2	5
L'Oreal SA	106	46
LVMH Moet Hennessy Louis Vuitton SE	373	230
		623
Germany (1.4%)
Birkenstock Holding PLC (a)	1,461	66

India (0.2%)
HDFC Bank Ltd. ADR	260	9

Israel (1.4%)
Oddity Tech Ltd., Class A (a)	1,091	68

Italy (0.2%)
Brunello Cucinelli SpA	33	4
Ferrari NV	9	4
		8
Mexico (0.6%)
Alsea SAB de CV (a)	8,300	27

Netherlands (4.9%)
ASML Holding NV (Registered)	239	231
Universal Music Group NV	142	4
		235
Switzerland (0.2%)
On Holding AG, Class A (a)	252	11

United Kingdom (8.6%)
Babcock International Group PLC	17,474	314
Domino's Pizza Group PLC	15,371	41
Rentokil Initial PLC	4,467	23
Victoria PLC (a)	37,188	33
		411
United States (55.1%)
American Tower Corp. REIT	358	69
Brown & Brown, Inc.	222	21
Cloudflare, Inc., Class A (a)	2,879	618
Core & Main, Inc., Class A (a)	3,391	182
Federal National Mortgage Association (a)	8,311	100
Floor & Decor Holdings, Inc., Class A (a)	1,840	136
Intercontinental Exchange, Inc.	408	69
Landbridge Co. LLC, Class A	3,050	163
Linde PLC	8	4
MercadoLibre, Inc. (a)	92	215
MP Materials Corp. (a)	1,856	124
MSCI, Inc.	83	47
QXO, Inc. (a)	12,308	235
Royal Gold, Inc.	1,188	238
Royalty Pharma PLC, Class A	7,624	269
S&P Global, Inc.	91	44
Sable Offshore Corp. (a)	921	16
Smurfit WestRock PLC	1,049	45
Texas Pacific Land Corp.	13	12
Veralto Corp.	76	8
Waste Connections, Inc.	57	10
		2,625
Total Common Stocks (Cost $3,493)		4,380

Investment Company (2.9%)
United States (2.9%)
iShares Bitcoin Trust ETF (a) (Cost $84)	2,164	141

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	186	—

	Shares
Short-Term Investment (3.8%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (c) (Cost $182)	182,033	182
Total Investments Excluding Purchased Options (98.7%) (Cost $3,759 )		4,703
Total Purchased Options Outstanding (0.1%) (Cost $24)		2
Total Investments (98.8%) (Cost $3,783) (d)(e)(f)(g)		4,705
Other Assets in Excess of Liabilities (1.2%)		57
Net Assets (100.0%)		$4,762

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $1,042,000 and 21.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(f)	Securities are available for collateral in connection with purchased options.
(g)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,281,000 and the aggregate gross unrealized depreciation is approximately $359,000, resulting in net unrealized appreciation of approximately $922,000.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2025:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH 7.58	Aug–26	1,314,625	$1,315	$2		$5	$(3)
Goldman Sachs & Co. LLC	USD/CNH	CNH 7.71	May–26	918,402	918	—	@	4	(4)
Standard Chartered Bank	USD/CNH	CNH 7.76	Oct–25	955,310	955	—	@	4	(4)
JPMorgan Chase Bank NA	USD/CNH	CNH 7.82	Feb–26	1,014,582	1,015	—	@	4	(4)
Standard Chartered Bank	USD/CNH	CNH 7.90	Apr–26	656,354	656	—	@	3	(3)
Goldman Sachs & Co. LLC	USD/CNH	CNH 8.02	Dec–25	891,152	891	—	@	4	(4)
						$2		$24	$(22)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.7%
Information Technology Services	13.1
Trading Companies & Distributors	8.9
Textiles, Apparel & Luxury Goods	8.2
Metals & Mining	7.8
Aerospace & Defense	7.6
Pharmaceuticals	5.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

Global Stars Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
Canada (4.3%)
Constellation Software, Inc.	407	$1,105
Shopify, Inc., Class A (a)	6,599	980
		2,085
China (9.4%)
DiDi Global, Inc. ADR (a)	148,836	926
Eastroc Beverage Group Co. Ltd., Class A	23,700	1,013
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,100	384
Tencent Holdings Ltd. (b)	19,200	1,636
Zhejiang Dingli Machinery Co. Ltd., Class A	76,400	577
		4,536
Denmark (2.3%)
DSV AS	5,522	1,103

Germany (5.3%)
SAP SE	9,538	2,554

Japan (2.6%)
BayCurrent, Inc.	22,000	1,293

Netherlands (2.4%)
ASML Holding NV	1,182	1,153

Singapore (2.0%)
Sea Ltd. ADR (a)	5,362	958

Switzerland (5.0%)
Galderma Group AG	5,457	965
On Holding AG, Class A (a)	23,082	978
Sportradar Group AG, Class A (a)	17,481	470
		2,413
Taiwan (4.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	55,000	2,389

United Kingdom (10.4%)
Diploma PLC	14,869	1,064
Experian PLC	21,795	1,095
Halma PLC	24,894	1,159
RELX PLC	13,461	643
Wise PLC, Class A (a)	75,771	1,056
		5,017
United States (50.0%)
Alphabet, Inc., Class A	7,743	1,882
Aon PLC, Class A	1,898	677
Automatic Data Processing, Inc.	1,564	459
Booking Holdings, Inc.	213	1,150
Broadridge Financial Solutions, Inc.	5,602	1,334
Cencora, Inc.	4,855	1,517
Intercontinental Exchange, Inc.	7,405	1,248
Mastercard, Inc., Class A	2,873	1,634
MercadoLibre, Inc. (a)	500	1,169
Microsoft Corp.	3,849	1,994
Netflix, Inc. (a)	1,167	1,399
Ryan Specialty Holdings, Inc.	20,462	1,153
S&P Global, Inc.	2,433	1,184
ServiceNow, Inc. (a)	970	893
Synopsys, Inc. (a)	2,208	1,089
Tradeweb Markets, Inc., Class A	9,635	1,069
Uber Technologies, Inc. (a)	16,851	1,651
VeriSign, Inc.	2,554	714
Visa, Inc., Class A	5,679	1,939
		24,155
Total Common Stocks (Cost $36,559)		47,656

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(c) (Cost $—)	1,639	—

	Shares
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (d) (Cost $623)	622,557	623
Total Investments (99.9%) (Cost $37,182) (e)(f)(g)		48,279
Other Assets in Excess of Liabilities (0.1%)		44
Net Assets (100.0%)		$48,323

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $18,084,000 and 37.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,643,000 and the aggregate gross unrealized depreciation is approximately $546,000, resulting in net unrealized appreciation of approximately $11,097,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	37.4%
Software	15.8
Professional Services	10.0
Financial Services	9.6
Semiconductors & Semiconductor Equipment	7.3
Interactive Media & Services	7.3
Capital Markets	7.3
Ground Transportation	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (92.3%)
Automobiles (8.3%)
Tesla, Inc. (a)	915,227	$407,020

Biotechnology (1.6%)
Roivant Sciences Ltd. (a)	5,285,931	79,976

Broadline Retail (4.3%)
MercadoLibre, Inc. (a)	91,149	213,010

Capital Markets (0.5%)
Coinbase Global, Inc., Class A (a)	73,017	24,642

Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(b)(c) (acquisition cost — $18,812; acquired 12/22/15)	38,705	—

Entertainment (7.1%)
ROBLOX Corp., Class A (a)	2,510,452	347,748

Financial Services (8.4%)
Affirm Holdings, Inc. (a)	4,130,401	301,849
Federal National Mortgage Association (a)	9,253,178	111,501
		413,350
Hotels, Restaurants & Leisure (4.6%)
DoorDash, Inc., Class A (a)	838,613	228,094

Information Technology Services (22.9%)
Cloudflare, Inc., Class A (a)	3,151,738	676,331
Shopify, Inc., Class A (Canada) (a)	1,558,992	231,682
Snowflake, Inc., Class A (a)	966,604	218,018
		1,126,031
Pharmaceuticals (4.3%)
Royalty Pharma PLC, Class A	5,944,970	209,739

Software (21.3%)
AppLovin Corp., Class A (a)	602,197	432,702
Aurora Innovation, Inc. (a)	29,693,271	160,047
BitMine Immersion Technologies, Inc. (a)	1,091,639	56,689
Samsara, Inc., Class A (a)	4,595,580	171,185
Strategy, Inc., Class A (a)	715,132	230,423
		1,051,046
Tech Hardware, Storage & Peripherals (4.9%)
IonQ, Inc. (a)	3,963,155	243,734

Trading Companies & Distributors (4.1%)
Core & Main, Inc., Class A (a)	1,048,146	56,422
QXO, Inc. (a)	7,727,496	147,286
		203,708
Total Common Stocks (Cost $2,316,629)		4,548,098

Preferred Stocks (3.6%)
Financial Services (0.4%)
Stripe, Inc., Series I (a)(b)(c) (acquisition cost — $12,876; acquired 3/17/23)	639,525	19,627

Software (3.2%)
Databricks, Inc., Series H (a)(b)(c) (acquisition cost — $102,163; acquired 8/31/21)	1,390,269	157,059
Total Preferred Stocks (Cost $115,039)		176,686

Investment Company (2.9%)
iShares Bitcoin Trust ETF (a) (Cost $84,066)	2,172,579	141,217

Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (d) (Cost $58,805)	58,804,943	58,805
Total Investments Excluding Purchased Options (100.0%) (Cost $2,574,539)		4,924,806
Total Purchased Options Outstanding (0.1%) (Cost $24,381)		2,235
Total Investments (100.1%) (Cost $2,598,920) (e)(f)(g)		4,927,041
Liabilities in Excess of Other Assets (–0.1%)		(2,983)
Net Assets (100.0%)		$4,924,058

(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2025 amounts to approximately $176,686,000 and represents 3.6% of net assets.
(c)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $107,000 relating to the Fund's investment in the Liquidity Fund.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(f)	Securities are available for collateral in connection with purchased options.
(g)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,379,200,000 and the aggregate gross unrealized depreciation is approximately $51,079,000, resulting in net unrealized appreciation of approximately $2,328,121,000.
ETF	Exchange Traded Fund.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2025:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH 7.58	Aug–26	1,426,154,945	$1,426,155	$1,708	$4,666	$(2,958)
Goldman Sachs & Co. LLC	USD/CNH	CNH 7.71	May–26	987,167,835	987,168	380	4,109	(3,729)
Standard Chartered Bank	USD/CNH	CNH 7.77	Oct–25	852,322,605	852,323	1	3,710	(3,709)
JPMorgan Chase Bank NA	USD/CNH	CNH 7.82	Feb–26	995,165,827	995,166	75	4,109	(4,034)
Standard Chartered Bank	USD/CNH	CNH 7.90	Apr–26	645,084,851	645,085	70	3,135	(3,065)
Goldman Sachs & Co. LLC	USD/CNH	CNH 8.02	Dec–25	981,418,394	981,418	1	4,652	(4,651)
						$2,235	$24,381	$(22,146)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.4%
Software	24.5
Information Technology Services	22.9
Financial Services	8.8
Automobiles	8.3
Entertainment	7.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Inception Portfolio

	Shares	Value (000)
Common Stocks (86.8%)
Biotechnology (11.9%)
Arbutus Biopharma Corp. (a)	2,187,069	$9,929
Beam Therapeutics, Inc. (a)	48,193	1,170
GRAIL, Inc. (a)	32,054	1,895
Immunovant, Inc. (a)	152,700	2,462
Intellia Therapeutics, Inc. (a)	305,993	5,285
ProKidney Corp. (a)(b)	325,677	788
Recursion Pharmaceuticals, Inc., Class A (a)(b)	88,152	430
Roivant Sciences Ltd. (a)	1,465,522	22,173
XOMA Royalty Corp. (a)	182,425	7,031
		51,163
Broadline Retail (2.7%)
Global-e Online Ltd. (Israel) (a)	328,053	11,731

Capital Markets (1.1%)
Gemini Space Station, Inc., Class A (a)(b)	195,294	4,679

Financial Services (1.5%)
Burford Capital Ltd.	532,194	6,365

Health Care Equipment & Supplies (2.1%)
Outset Medical, Inc. (a)	30,432	429
Semler Scientific, Inc. (a)(b)	286,725	8,602
		9,031
Health Care Providers & Services (1.2%)
Agilon Health, Inc. (a)	5,203,472	5,360

Health Care Technology (0.2%)
Schrodinger, Inc. (a)	41,945	841

Hotels, Restaurants & Leisure (4.5%)
Black Rock Coffee Bar, Inc., Class A (a)	283,765	6,771
Cheesecake Factory, Inc.	119,067	6,506
Shake Shack, Inc., Class A (a)	63,886	5,980
		19,257
Household Durables (0.3%)
Victoria PLC (United Kingdom) (a)	1,613,626	1,437

Information Technology Services (12.0%)
Cloudflare, Inc., Class A (a)	240,556	51,621

Interactive Media & Services (0.6%)
ZoomInfo Technologies, Inc. (a)	222,648	2,429

Leisure Products (1.3%)
Peloton Interactive, Inc., Class A (a)	597,827	5,380

Life Sciences Tools & Services (1.2%)
10X Genomics, Inc., Class A (a)	92,585	1,082
Ginkgo Bioworks Holdings, Inc. ADR (a)(b)	33,528	489
MaxCyte, Inc. (a)	723,623	1,143
Standard BioTools, Inc. (a)	1,819,569	2,366
		5,080
Metals & Mining (3.9%)
MP Materials Corp. (a)	250,745	16,818

Oil, Gas & Consumable Fuels (0.9%)
Calumet, Inc. (a)	128,210	2,340
Sable Offshore Corp. (a)	89,020	1,554
		3,894
Passenger Airlines (1.6%)
Joby Aviation, Inc. (a)	416,991	6,730

Personal Care Products (5.0%)
Oddity Tech Ltd., Class A (Israel) (a)	344,196	21,443

Pharmaceuticals (1.2%)
ATAI Life Sciences NV (a)(b)	974,039	5,153

Real Estate Management & Development (5.3%)
Landbridge Co. LLC, Class A	305,810	16,315
Opendoor Technologies, Inc. (a)(b)	801,151	6,385
		22,700
Software (13.5%)
Appian Corp., Class A (a)	220,972	6,755
Aurora Innovation, Inc. (a)	3,061,867	16,504
BitMine Immersion Technologies, Inc. (a)	411,588	21,374
Gitlab, Inc., Class A (a)	99,786	4,498
Klaviyo, Inc., Class A (a)	67,494	1,869
Via Transportation, Inc., Class A (a)	146,863	7,061
		58,061
Specialty Retail (6.1%)
Bed Bath & Beyond, Inc. (a)	44,421	435
Floor & Decor Holdings, Inc., Class A (a)	265,998	19,604
RH (a)	5,478	1,113
Wayfair, Inc., Class A (a)	57,901	5,172
		26,324
Tech Hardware, Storage & Peripherals (6.8%)
IonQ, Inc. (a)	474,632	29,190

Water Utilities (1.9%)
WaterBridge Infrastructure LLC, Class A (a)	321,033	8,097
Total Common Stocks (Cost $311,495)		372,784

Preferred Stocks (1.9%)
Health Care Technology (0.8%)
Included Health, Inc., Series B (a)(c)(d) (acquisition cost — $3,362; acquired 7/03/14)	3,269,139	3,374

Software (1.1%)
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	4,825
Total Preferred Stocks (Cost $16,838)		8,199

Investment Company (3.2%)
iShares Bitcoin Trust ETF (a) (Cost $8,124)	209,963	13,648

No. of Warrants
Warrants (0.0%)
Life Sciences Tools & Services (0.0%)
SomaLogic, Inc. expires (a)(d) (Cost $203)	61,142	—

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Inception Portfolio

	Shares	Value (000)
Short-Term Investments (16.2%)
Investment Company (14.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (e) (Cost $64,056)	64,056,177	$64,056
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (e)	4,497,244	4,497

	Face Amount (000)
Repurchase Agreements (0.3%)
Citigroup, Inc., (4.00%, dated 9/30/25, due 10/1/25; proceeds $491; fully collateralized by U.S. Government obligations; 4.50% - 4.63% due 11/15/25 - 9/15/26; valued at $501)	$492	492
Merrill Lynch & Co., Inc., (4.20%, dated 9/30/25, due 10/1/25; proceeds $661; fully collateralized by U.S. Government obligations; 0.13% - 4.13% due 12/31/26 - 8/15/53; valued at $675)	661	661
		1,153
Total Securities held as Collateral on Loaned Securities (Cost $5,650)		5,650
Total Short-Term Investments (Cost $69,706)		69,706
Total Investments Excluding Purchased Options (108.1%) (Cost $406,366)		464,337
Total Purchased Options Outstanding (0.1%) (Cost $2,040)		174
Total Investments (108.2%) (Cost $408,406) including $5,518 of Securities Loaned (f)(g)(h)(i)		464,511
Liabilities in Excess of Other Assets (–8.2%)		(35,234)
Net Assets (100.0%)		$429,277

The Fund had the following Derivative Contracts - PIPE open at September 30, 2025:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Appreciation (Depreciation) (000)	% of Net Assets
Cantor Equity Partners, Inc.	Twenty One Capital, Inc. (a)(c)(d)(j)(k)	$6,444	12/31/25	$(1,465)	(0.34)%
Churchill Capital Corp X	ColdQuanta, Inc. dba Infleqtion (a)(c)(d)(j)(l)	5,386	12/31/25	744	0.17
				$(721)	(0.17)%

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2025, were approximately $5,518,000 and $5,755,000, respectively. The Fund received cash collateral of approximately $5,650,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $105,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contracts (excluding 144A holdings) at September 30, 2025 amounts to approximately $7,478,000 and represents 1.7% of net assets.
(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $16,000 relating to the Fund's investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $1,437,000 and 0.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with purchased options.
(i)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $126,469,000 and the aggregate gross unrealized depreciation is approximately $71,085,000, resulting in net unrealized appreciation of approximately $55,384,000.
(j)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.
(k)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 306,879 shares at $21.00 per share on the settlement date pursuant to the closing of the business combination between Twenty One Capital, Inc., and Cantor Equity Partners, Inc., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Cantor Equity Partners, Inc., and Twenty One Capital, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Cantor Equity Partners, Inc., and Twenty One Capital, Inc. The investment is restricted from resale until the settlement date.
(l)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 538,590 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ColdQuanta, Inc. dba Infleqtion, and Churchill Capital Corp X, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Churchill Capital Corp X, and ColdQuanta, Inc. dba Infleqtion, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Churchill Capital Corp X, and ColdQuanta, Inc. dba Infleqtion. The investment is restricted from resale until the settlement date.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Inception Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2025:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH 7.58	Aug–26	109,043,071	$109,043	$131		$357	$(226)
Goldman Sachs & Co. LLC	USD/CNH	CNH 7.71	May–26	81,897,594	81,898	31		341	(310)
Standard Chartered Bank	USD/CNH	CNH 7.77	Oct–25	71,643,928	71,644	—	@	312	(312)
JPMorgan Chase Bank NA	USD/CNH	CNH 7.82	Feb–26	85,420,861	85,421	6		353	(347)
Standard Chartered Bank	USD/CNH	CNH 7.90	Apr–26	56,144,765	56,145	6		272	(266)
Goldman Sachs & Co. LLC	USD/CNH	CNH 8.02	Dec–25	85,292,422	85,292	—	@	405	(404)
						$174		$2,040	$(1,865)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	37.9%
Investment Company	14.0
Software	13.7
Information Technology Services	11.2
Biotechnology	11.1
Tech Hardware, Storage & Peripherals**	6.4
Specialty Retail	5.7
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2025.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open PIPE contracts with net unrealized depreciation of approximately $721,000.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (99.6%)
Brazil (2.1%)
NU Holdings Ltd., Class A (a)	3,643,033	$58,325

Canada (9.0%)
Brookfield Corp.	1,071,835	73,506
Canada Goose Holdings, Inc. (a)(b)(c)	2,778,700	38,318
Canadian Pacific Kansas City Ltd.	932,428	69,445
Shopify, Inc., Class A (a)	459,779	68,328
		249,597
Denmark (6.9%)
DSV AS	958,474	191,475

France (21.9%)
EssilorLuxottica SA	156,880	51,104
Hermes International SCA	90,760	223,183
L'Oreal SA	294,129	127,795
LVMH Moet Hennessy Louis Vuitton SE	98,003	60,309
Schneider Electric SE	520,415	146,483
		608,874
Germany (3.1%)
Birkenstock Holding PLC (a)	623,155	28,198
SAP SE ADR	220,899	59,026
		87,224
Hong Kong (3.1%)
AIA Group Ltd.	8,937,900	85,660

India (7.9%)
HDFC Bank Ltd.	7,766,700	83,233
ICICI Bank Ltd. ADR	2,925,036	88,424
Tata Capital Ltd. (a)	3,609,712	13,254
Titan Co. Ltd.	908,864	34,458
		219,369
Italy (5.4%)
Moncler SpA	2,545,460	149,809

Japan (5.5%)
Keyence Corp.	306,200	114,078
Sanrio Co. Ltd.	859,900	40,364
		154,442
Netherlands (5.7%)
Adyen NV (a)	18,136	29,182
ASML Holding NV	133,553	130,239
		159,421
Sweden (7.6%)
Spotify Technology SA (a)	302,451	211,111

Switzerland (5.8%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	183	27,536
Cie Financiere Richemont SA, Class A (Registered)	244,078	46,855
On Holding AG, Class A (a)	659,274	27,920
Straumann Holding AG (Registered)	566,275	60,708
		163,019
Taiwan (6.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,220,000	183,308

United Kingdom (2.0%)
London Stock Exchange Group PLC	242,329	27,791
Rightmove PLC	3,083,925	29,451
		57,242
United States (7.0%)
Liberty Media Corp.-Liberty Formula One, Class C (a)	678,539	70,873
MercadoLibre, Inc. (a)	52,820	123,437
		194,310
Total Common Stocks (Cost $1,723,664)		2,773,186

Short-Term Investments (1.3%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (d) (Cost $30,214)	30,214,162	30,214
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (d)	3,967,864	3,968

	Face Amount (000)
Repurchase Agreements (0.0%)‡
Citigroup, Inc., (4.00%, dated 9/30/25, due 10/1/25; proceeds $434; fully collateralized by U.S. Government obligations; 4.50% - 4.63% due 11/15/25 - 9/15/26; valued at $442)	$434	434
Merrill Lynch & Co., Inc., (4.20%, dated 9/30/25, due 10/1/25; proceeds $583; fully collateralized by U.S. Government obligations; 0.13% - 4.13% due 12/31/26 - 8/15/53; valued at $595)	583	583
		1,017
Total Securities held as Collateral on Loaned Securities (Cost $4,985)		4,985
Total Short-Term Investments (Cost $35,199)		35,199
Total Investments (100.9%) (Cost $1,758,863) including $4,824 of Securities Loaned (e)(f)(g)		2,808,385
Liabilities in Excess of Other Assets (–0.9%)		(25,043)
Net Assets (100.0%)		$2,783,342

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	For the nine months ended September 30, 2025, proceeds from sale of Canada Goose Holdings, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was approximately $2,898,000, including net realized loss of approximately $4,751,000.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2025, were approximately $4,824,000 and $4,985,000, respectively. The Fund received cash collateral of approximately $4,985,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $47,000 relating to the Fund's investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $1,843,021,000 and 66.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,102,626,000 and the aggregate gross unrealized depreciation is approximately $53,104,000, resulting in net unrealized appreciation of approximately $1,049,522,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	36.8%
Textiles, Apparel & Luxury Goods	21.7
Semiconductors & Semiconductor Equipment	11.2
Entertainment	10.1
Banks	8.2
Air Freight & Logistics	6.8
Electrical Equipment	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2025.
*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (97.2%)
Canada (3.6%)
Agnico Eagle Mines Ltd.	31,000	$5,221
Constellation Software, Inc.	2,713	7,365
Tourmaline Oil Corp.	100,568	4,337
		16,923
China (3.2%)
ANTA Sports Products Ltd. (a)	345,800	4,142
Tencent Holdings Ltd. (a)	70,900	6,042
Tsingtao Brewery Co. Ltd., Class H (a)	736,000	5,008
		15,192
Denmark (4.0%)
DSV AS	46,306	9,250
Tryg AS	377,515	9,585
		18,835
Finland (4.4%)
Kone OYJ, Class B	141,729	9,667
Nordea Bank Abp	672,665	11,075
		20,742
France (12.5%)
Capgemini SE	68,787	10,035
Dassault Systemes SE	185,588	6,243
Legrand SA	70,090	11,646
L'Oreal SA	32,912	14,300
Pernod Ricard SA	34,657	3,412
Safran SA	39,166	13,899
		59,535
Germany (9.4%)
Infineon Technologies AG	261,756	10,269
Merck KGaA	45,225	5,868
Qiagen NV	226,781	10,115
SAP SE	69,680	18,658
		44,910
Hong Kong (1.0%)
AIA Group Ltd.	519,800	4,982

Italy (3.8%)
Davide Campari-Milano NV	632,337	3,999
FinecoBank Banca Fineco SpA	446,552	9,692
Moncler SpA	75,314	4,432
		18,123
Japan (9.5%)
BayCurrent, Inc.	109,200	6,417
Keyence Corp.	38,200	14,232
Murata Manufacturing Co. Ltd.	451,800	8,577
SMC Corp.	26,800	8,284
Sony Financial Group, Inc. (b)	254,700	282
Sony Group Corp.	254,700	7,322
		45,114
Korea, Republic of (1.5%)
Samsung Electronics Co. Ltd.	119,565	7,168

Netherlands (7.7%)
ASML Holding NV	14,611	14,249
EXOR NV	88,830	8,694
IMCD NV	63,929	6,626
Universal Music Group NV	251,729	7,274
		36,843
Singapore (1.1%)
DBS Group Holdings Ltd.	130,410	5,172

Spain (2.3%)
Amadeus IT Group SA	140,051	11,132

Sweden (3.6%)
Atlas Copco AB, Class A	489,442	8,300
Hexagon AB, Class B	738,287	8,810
		17,110
Taiwan (3.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	339,881	14,764

United Kingdom (26.5%)
Anglo American PLC	223,890	8,442
AstraZeneca PLC	72,464	11,102
Diploma PLC	118,717	8,497
Experian PLC	101,951	5,121
Haleon PLC	3,086,382	13,889
Halma PLC	246,628	11,481
Hiscox Ltd.	275,968	5,094
InterContinental Hotels Group PLC	41,696	5,041
London Stock Exchange Group PLC	112,585	12,912
NatWest Group PLC	1,150,662	8,127
Reckitt Benckiser Group PLC	60,491	4,658
RELX PLC (LSE)	209,895	10,028
RELX PLC (Euronext NV)	69,888	3,350
Rightmove PLC	735,748	7,026
Shell PLC	141,470	5,042
St. James's Place PLC	377,474	6,461
		126,271
Total Common Stocks (Cost $337,544)		462,816

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (b)(c) (Cost $—)	18,454	—

	Shares
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (d) (Cost $5,954)	5,953,725	5,954
Total Investments (98.4%) (Cost $343,498) (e)(f)(g)		468,770
Other Assets in Excess of Liabilities (1.6%)		7,463
Net Assets (100.0%)		$476,233

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $445,611,000 and 93.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $136,566,000 and the aggregate gross unrealized depreciation is approximately $11,294,000, resulting in net unrealized appreciation of approximately $125,272,000.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	50.9%
Electronic Equipment, Instruments & Components	9.1
Semiconductors & Semiconductor Equipment	8.3
Banks	7.3
Software	6.9
Pharmaceuticals	6.6
Machinery	5.6
Professional Services	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (97.8%)
Brazil (4.6%)
NU Holdings Ltd., Class A (a)	2,308,428	$36,958

Canada (4.7%)
Canadian Pacific Kansas City Ltd.	103,917	7,739
Shopify, Inc., Class A (a)	201,498	29,945
		37,684
China (12.6%)
Full Truck Alliance Co. Ltd. ADR	933,462	12,107
Kweichow Moutai Co. Ltd., Class A	62,531	12,708
Meituan, Class B (a)(b)	1,532,920	20,478
PDD Holdings, Inc. ADR (a)	81,622	10,788
Tencent Holdings Ltd. (b)	192,000	16,360
Trip.com Group Ltd. ADR	390,491	29,365
		101,806
Denmark (4.9%)
DSV AS	199,134	39,781

France (11.2%)
Hermes International SCA	11,843	29,122
L'Oreal SA	28,712	12,475
LVMH Moet Hennessy Louis Vuitton SE	20,444	12,581
Schneider Electric SE	129,312	36,398
		90,576
Germany (1.0%)
SAP SE ADR	32,116	8,582

India (13.2%)
Axis Bank Ltd.	803,942	10,242
Eternal Ltd. (a)	3,851,008	14,138
HDFC Bank Ltd.	2,199,771	23,574
ICICI Bank Ltd. ADR	868,623	26,258
MakeMyTrip Ltd. (a)	172,922	16,185
Tata Capital Ltd. (a)	1,052,664	3,865
Titan Co. Ltd.	328,873	12,469
		106,731
Italy (3.0%)
Moncler SpA	413,743	24,350

Japan (6.4%)
Keyence Corp.	53,600	19,969
Sanrio Co. Ltd.	674,300	31,652
		51,621
Korea, Republic of (7.3%)
Coupang, Inc. (a)	1,232,202	39,677
KakaoBank Corp.	1,128,872	19,121
		58,798
Netherlands (4.4%)
Adyen NV (a)	6,476	10,420
ASML Holding NV	25,797	25,157
		35,577
Singapore (2.0%)
Grab Holdings Ltd., Class A (a)	2,706,761	16,295

Sweden (6.1%)
Spotify Technology SA (a)	70,301	49,070

Switzerland (2.0%)
On Holding AG, Class A (a)	383,532	16,243

Taiwan (4.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	909,000	39,485

United Kingdom (1.0%)
London Stock Exchange Group PLC	69,463	7,966

United States (8.5%)
Liberty Media Corp.-Liberty Formula One, Class C (a)	174,713	18,249
MercadoLibre, Inc. (a)	21,662	50,623
		68,872
Total Common Stocks (Cost $478,738)		790,395

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (c) (Cost $16,475)	16,475,191	16,475
Total Investments (99.9%) (Cost $495,213) (d)(e)(f)		806,870
Other Assets in Excess of Liabilities (0.1%)		1,101
Net Assets (100.0%)		$807,971

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $20,000 relating to the Fund's investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $418,447,000 and 51.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $344,214,000 and the aggregate gross unrealized depreciation is approximately $32,557,000, resulting in net unrealized appreciation of approximately $311,657,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.1%
Banks	14.4
Broadline Retail	12.5
Textiles, Apparel & Luxury Goods	11.8
Hotels, Restaurants & Leisure	9.9
Entertainment	8.3
Semiconductors & Semiconductor Equipment	8.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

International Resilience Portfolio

	Shares	Value (000)
Common Stocks (95.3%)
Canada (1.9%)
Constellation Software, Inc.	15	$41

Denmark (2.1%)
DSV AS	232	46

Finland (3.2%)
Kone OYJ, Class B	995	68

France (15.4%)
Capgemini SE	299	43
Dassault Systemes SE	943	32
Legrand SA	421	70
L'Oreal SA	179	78
Safran SA	308	109
		332
Germany (8.3%)
Qiagen NV	1,282	57
SAP SE	452	121
		178
Japan (5.1%)
BayCurrent, Inc.	600	35
Keyence Corp.	200	75
		110
Netherlands (8.1%)
ASML Holding NV	91	89
IMCD NV	386	40
Universal Music Group NV	1,574	45
		174
Spain (3.1%)
Amadeus IT Group SA	824	66

Sweden (5.5%)
Atlas Copco AB, Class A	3,541	60
Hexagon AB, Class B	4,954	59
		119
Taiwan (4.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,416	105

United Kingdom (28.3%)
AstraZeneca PLC	349	54
Diploma PLC	757	54
Experian PLC	1,013	51
Haleon PLC	23,801	107
Halma PLC	1,650	77
InterContinental Hotels Group PLC	328	40
London Stock Exchange Group PLC	605	69
RELX PLC	2,262	108
Rightmove PLC	4,932	47
		607
United States (9.4%)
Aon PLC, Class A	117	42
Procter & Gamble Co.	315	48
Thermo Fisher Scientific, Inc.	97	47
Visa, Inc., Class A	188	64
		201
Total Common Stocks (Cost $1,686)		2,047

No. of Warrants

Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	31	—

	Shares
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (c) (Cost $28)	27,621	28
Total Investments (96.6%) (Cost $1,714) (d)(e)(f)		2,075
Other Assets in Excess of Liabilities (3.4%)		73
Net Assets (100.0%)		$2,148

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $1,805,000 and 84.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $411,000 and the aggregate gross unrealized depreciation is approximately $50,000, resulting in net unrealized appreciation of approximately $361,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	32.5%
Electronic Equipment, Instruments & Components	10.1
Software	9.4
Semiconductors & Semiconductor Equipment	9.3
Professional Services	9.3
Pharmaceuticals	7.8
Machinery	6.2
Aerospace & Defense	5.3
Hotels, Restaurants & Leisure	5.1
Life Sciences Tools & Services	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

Passport Overseas Equity Portfolio

	Shares	Value (000)
Common Stocks (96.5%)
Australia (1.2%)
Perseus Mining Ltd.	656,183	$2,111

Canada (6.7%)
Agnico Eagle Mines Ltd.	18,826	3,171
Canadian Imperial Bank of Commerce (a)	33,610	2,686
Constellation Software, Inc.	261	709
Royal Bank of Canada	20,065	2,957
Suncor Energy, Inc.	47,726	1,997
		11,520
China (4.6%)
Alibaba Group Holding Ltd. ADR	11,100	1,984
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (b)(c)	96,200	1,091
NAURA Technology Group Co. Ltd., Class A	25,800	1,644
Tencent Holdings Ltd. (b)	38,400	3,272
		7,991
Denmark (0.5%)
Novo Nordisk AS, Class B	15,457	861

Egypt (0.5%)
Commercial International Bank - Egypt (CIB)	405,712	856

France (9.4%)
Air Liquide SA	8,531	1,777
Airbus SE	15,792	3,688
BNP Paribas SA	21,741	1,989
L'Oreal SA	2,965	1,288
Sanofi SA	19,701	1,866
Schneider Electric SE	8,257	2,324
SCOR SE	58,420	2,066
Thales SA	3,891	1,230
		16,228
Germany (10.1%)
Commerzbank AG	87,185	3,301
Heidelberg Materials AG	11,818	2,671
Rheinmetall AG	2,012	4,706
SAP SE	12,375	3,314
Siemens AG (Registered)	12,911	3,486
		17,478
Hungary (1.4%)
OTP Bank Nyrt	28,835	2,494

India (7.7%)
Apollo Hospitals Enterprise Ltd.	18,435	1,539
Grasim Industries Ltd.	48,144	1,495
HDFC Bank Ltd. ADR	104,906	3,584
ICICI Bank Ltd.	168,630	2,556
Reliance Industries Ltd.	82,156	1,262
Shriram Finance Ltd.	213,763	1,482
State Bank of India	145,889	1,432
		13,350
Ireland (3.8%)
AIB Group PLC	461,383	4,206
Ryanair Holdings PLC ADR	39,700	2,391
		6,597
Israel (1.9%)
CyberArk Software Ltd. (c)	6,700	3,237

Japan (10.1%)
Keyence Corp.	4,900	1,826
Mitsubishi Corp.	81,100	1,933
Mitsui & Co. Ltd.	62,300	1,547
Mizuho Financial Group, Inc.	116,700	3,923
OBIC Business Consultants Co. Ltd.	16,500	1,015
Sony Financial Group, Inc. (c)	146,465	163
Sony Group Corp.	146,465	4,210
Sumitomo Mitsui Trust Group, Inc.	30,400	882
TIS, Inc.	24,100	795
USS Co. Ltd.	111,700	1,282
		17,576
Kazakhstan (1.9%)
Halyk Savings Bank of Kazakhstan JSC GDR	72,934	1,836
NAC Kazatomprom JSC GDR	27,193	1,453
		3,289
Korea, Republic of (7.6%)
Hanwha Aerospace Co. Ltd.	6,821	5,394
Kia Corp.	13,393	961
Samsung Electronics Co. Ltd.	113,200	6,787
		13,142
Netherlands (3.5%)
ASML Holding NV	2,976	2,902
Universal Music Group NV	69,479	2,008
Wolters Kluwer NV	8,554	1,168
		6,078
Norway (1.7%)
Var Energi ASA	864,676	2,887

Singapore (2.1%)
Sea Ltd. ADR (c)	20,628	3,687

Slovenia (1.7%)
Nova Ljubljanska Banka DD GDR	74,073	3,021

Spain (3.1%)
CaixaBank SA	411,029	4,342
Iberdrola SA	51,201	969
		5,311
Switzerland (2.4%)
Novartis AG (Registered)	21,272	2,735
Roche Holding AG (Genusschein)	4,488	1,495
		4,230
Taiwan (4.9%)
MediaTek, Inc.	22,000	954
Taiwan Semiconductor Manufacturing Co. Ltd.	173,000	7,515
		8,469
United Kingdom (6.4%)
AstraZeneca PLC	22,494	3,446
BAE Systems PLC	52,061	1,449
Shell PLC	81,138	2,892
Unilever PLC CVA	56,188	3,321
		11,108

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Passport Overseas Equity Portfolio

	Shares	Value (000)
United States (3.3%)
Linde PLC	4,266	$2,026
MercadoLibre, Inc. (c)	1,578	3,688
		5,714
Total Common Stocks (Cost $102,029)		167,235

Preferred Stock (0.8%)
United States (0.8%)
Neurogenesis, Inc., Series A (c)(d)(e) (acquisition cost — $1,250; acquired 12/16/21)	32,692	1,375

Short-Term Investments (4.0%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (f) (Cost $4,134)	4,134,238	4,134

Securities held as Collateral on Loaned Securities (1.6%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (f)	2,194,361	2,194

	Face Amount (000)
Repurchase Agreements (0.3%)
Citigroup, Inc., (4.00%, dated 9/30/25, due 10/1/25; proceeds $240; fully collateralized by U.S. Government obligations; 4.50% - 4.63% due 11/15/25 - 9/15/26; valued at $245)	$240	240
Merrill Lynch & Co., Inc., (4.20%, dated 9/30/25, due 10/1/25; proceeds $323; fully collateralized by U.S. Government obligations; 0.13% - 4.13% due 12/31/26 - 8/15/53; valued at $329)	323	323
		563
Total Securities held as Collateral on Loaned Securities (Cost $2,757)		2,757
Total Short-Term Investments (Cost $6,891)		6,891
Total Investments (101.3%) (Cost $110,170) including $2,632 of Securities Loaned (g)(h)(i)(j)		175,501
Liabilities in Excess of Other Assets (–1.3%)		(2,197)
Net Assets (100.0%)		$173,304

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2025, were approximately $2,632,000 and $2,757,000, respectively. The Fund received cash collateral of approximately $2,757,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2025 amounts to approximately $1,375,000 and represents 0.8% of net assets.
(e)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $11,000 relating to the Fund's investment in the Liquidity Fund.
(g)	The approximate fair value and percentage of net assets, $134,956,000 and 77.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(h)	Securities are available for collateral in connection with futures contracts.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(j)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $65,853,000 and the aggregate gross unrealized depreciation is approximately $467,000, resulting in net unrealized appreciation of approximately $65,386,000.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
GDR	Global Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Passport Overseas Equity Portfolio

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (000)
Long:
Hang Seng Index (Hong Kong)	22	Oct-25	HKD	1	$3,804	$55

HKD — Hong Kong Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	41.7%
Banks	23.2
Aerospace & Defense	9.5
Semiconductors & Semiconductor Equipment	7.5
Pharmaceuticals	6.6
Oil, Gas & Consumable Fuels	6.1
Broadline Retail	5.4
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include an open futures contract with a value of approximately $3,804,000 and net unrealized appreciation of approximately $55,000.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Permanence Portfolio

	Shares	Value (000)
Common Stocks (92.4%)
Aerospace & Defense (0.3%)
Axon Enterprise, Inc. (a)	7	$5
HEICO Corp., Class A	22	6
TransDigm Group, Inc.	4	5
		16
Beverages (0.9%)
Celsius Holdings, Inc. (a)	908	52

Capital Markets (3.5%)
Intercontinental Exchange, Inc.	495	84
MSCI, Inc.	101	57
S&P Global, Inc.	111	54
		195
Chemicals (0.3%)
Ecolab, Inc.	19	5
Sherwin-Williams Co.	38	13
		18
Commercial Services & Supplies (0.6%)
Cintas Corp.	21	4
Copart, Inc. (a)	287	13
Rollins, Inc.	93	5
Veralto Corp.	110	12
		34
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	8	5

Containers & Packaging (1.0%)
Smurfit WestRock PLC	1,282	54

Distributors (0.2%)
Pool Corp.	44	14

Diversified Consumer Services (1.0%)
Service Corp. International	649	54

Entertainment (1.2%)
Netflix, Inc. (a)	5	6
Walt Disney Co.	514	59
		65
Financial Services (2.4%)
Federal National Mortgage Association (a)	11,175	135

Food Products (1.2%)
Hershey Co.	76	14
McCormick & Co., Inc.	770	52
		66
Ground Transportation (3.8%)
Union Pacific Corp.	913	216
Health Care Equipment & Supplies (0.1%)
Intuitive Surgical, Inc. (a)	9	4

Health Care Technology (0.3%)
Veeva Systems, Inc., Class A (a)	54	16

Hotels, Restaurants & Leisure (3.7%)
Cheesecake Factory, Inc.	966	53
Domino's Pizza, Inc.	61	26
McDonald's Corp.	46	14
Shake Shack, Inc., Class A (a)	540	51
Starbucks Corp.	154	13
Vail Resorts, Inc.	334	50
		207
Household Durables (0.7%)
NVR, Inc. (a)	1	8
Victoria PLC (United Kingdom) (a)	35,776	32
		40
Information Technology Services (13.8%)
Cloudflare, Inc., Class A (a)	3,611	775

Insurance (0.5%)
Brown & Brown, Inc.	284	27

Life Sciences Tools & Services (4.1%)
Danaher Corp.	889	176
Thermo Fisher Scientific, Inc.	113	55
		231
Metals & Mining (8.3%)
MP Materials Corp. (a)	2,368	159
Royal Gold, Inc.	1,518	304
		463
Oil, Gas & Consumable Fuels (2.0%)
Cameco Corp. (Canada)	911	77
Sable Offshore Corp. (a)	1,219	21
Texas Pacific Land Corp.	16	15
		113
Personal Care Products (1.6%)
Oddity Tech Ltd., Class A (Israel) (a)	1,418	88

Pharmaceuticals (5.7%)
Royalty Pharma PLC, Class A	8,920	315
Zoetis, Inc.	22	3
		318
Real Estate Management & Development (4.7%)
CoStar Group, Inc. (a)	648	54
Landbridge Co. LLC, Class A	3,896	208
		262
Semiconductors & Semiconductor Equipment (5.0%)
ASML Holding NV (Registered) (Netherlands)	291	282

Software (0.6%)
Appfolio, Inc., Class A (a)	19	5
Cadence Design Systems, Inc. (a)	15	5
Guidewire Software, Inc. (a)	23	6
Procore Technologies, Inc. (a)	83	6
Roper Technologies, Inc.	8	4
Synopsys, Inc. (a)	8	4
Tyler Technologies, Inc. (a)	8	4
		34
Specialized REITs (3.5%)
American Tower Corp. REIT	1,025	197

Specialty Retail (5.1%)
AutoZone, Inc. (a)	3	13
Floor & Decor Holdings, Inc., Class A (a)	3,304	243
Home Depot, Inc.	69	28
Tractor Supply Co.	85	5
		289

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

	Shares	Value (000)
Textiles, Apparel & Luxury Goods (5.0%)
LVMH Moet Hennessy Louis Vuitton SE (France)	455	$280

Trading Companies & Distributors (11.2%)
Core & Main, Inc., Class A (a)	4,877	262
Fastenal Co.	114	6
QXO, Inc. (a)	17,466	333
Watsco, Inc.	67	27
		628
Total Common Stocks (Cost $4,207)		5,178

Investment Company (3.4%)
iShares Bitcoin Trust ETF (a) (Cost $113)	2,924	190

No. of Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc. expires (a)(b) (Cost $—)	58	—

	Shares
Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (c) (Cost $182)	181,843	182
Total Investments Excluding Purchased Options (99.0%) (Cost $4,502)		5,550
Total Purchased Options Outstanding (0.1%) (Cost $29)		3
Total Investments (99.1%) (Cost $4,531) (d)(e)(f)		5,553
Other Assets in Excess of Liabilities (0.9%)		52
Net Assets (100.0%)		$5,605

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $312,000 and 5.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	Securities are available for collateral in connection with purchased options.
(f)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,355,000 and the aggregate gross unrealized depreciation is approximately $334,000, resulting in net unrealized appreciation of approximately $1,021,000.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2025:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH 7.58	Aug–26	1,699,931	$1,700	$2		$6	$(4)
Goldman Sachs & Co. LLC	USD/CNH	CNH 7.71	May–26	1,197,750	1,198	1		5	(4)
Standard Chartered Bank	USD/CNH	CNH 7.76	Oct–25	1,064,506	1,065	—	@	5	(5)
JPMorgan Chase Bank NA	USD/CNH	CNH 7.82	Feb–26	1,202,830	1,203	—	@	5	(5)
Standard Chartered Bank	USD/CNH	CNH 7.90	Apr–26	859,760	860	—	@	4	(4)
Goldman Sachs & Co. LLC	USD/CNH	CNH 8.02	Dec–25	1,001,958	1,002	—	@	4	(4)
						$3		$29	$(26)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	45.4%
Information Technology Services	14.0
Trading Companies & Distributors	11.3
Metals & Mining	8.3
Pharmaceuticals	5.7
Specialty Retail	5.2
Semiconductors & Semiconductor Equipment	5.1
Textiles, Apparel & Luxury Goods	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (99.4%)
Aerospace & Defense (3.6%)
General Electric Co.	51,298	$15,431

Automobiles (2.4%)
Tesla, Inc. (a)	23,122	10,283

Banks (5.9%)
JPMorgan Chase & Co.	81,564	25,728

Broadline Retail (6.2%)
Amazon.com, Inc. (a)	122,133	26,817

Capital Markets (9.5%)
Ameriprise Financial, Inc.	28,349	13,926
Cboe Global Markets, Inc.	47,469	11,642
Jefferies Financial Group, Inc.	40,281	2,635
LPL Financial Holdings, Inc.	39,059	12,995
		41,198
Commercial Services & Supplies (2.7%)
Waste Management, Inc.	52,207	11,529

Construction Materials (1.6%)
CRH PLC	58,505	7,015

Consumer Staples Distribution & Retail (2.7%)
Costco Wholesale Corp.	12,697	11,753

Entertainment (4.4%)
Netflix, Inc. (a)	15,728	18,857

Financial Services (3.1%)
Mastercard, Inc., Class A	23,403	13,312

Hotels, Restaurants & Leisure (0.9%)
McDonald's Corp.	13,170	4,002

Household Durables (1.2%)
Lennar Corp., Class A	41,775	5,265

Information Technology Services (2.4%)
Shopify, Inc., Class A (Canada) (a)	69,495	10,328

Insurance (5.6%)
Brown & Brown, Inc.	108,484	10,175
Progressive Corp.	56,953	14,064
		24,239
Interactive Media & Services (7.2%)
Alphabet, Inc., Class A	127,517	30,999

Oil, Gas & Consumable Fuels (2.0%)
Chevron Corp.	33,617	5,220
Valero Energy Corp.	19,294	3,285
		8,505
Pharmaceuticals (1.1%)
Eli Lilly & Co.	6,015	4,589

Real Estate Management & Development (3.4%)
CBRE Group, Inc., Class A (a)	94,011	14,812

Semiconductors & Semiconductor Equipment (11.3%)
NVIDIA Corp.	261,769	48,841

Software (9.6%)
Microsoft Corp.	80,354	41,619

Specialized REITs (0.1%)
Millrose Properties, Inc. REIT	10,164	342

Specialty Retail (4.0%)
AutoZone, Inc. (a)	297	1,274
TJX Cos., Inc.	110,620	15,989
		17,263
Tech Hardware, Storage & Peripherals (6.6%)
Apple, Inc.	111,961	28,509

Trading Companies & Distributors (1.9%)
United Rentals, Inc.	8,555	8,167
Total Common Stocks (Cost $256,157)		429,403

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (b) (Cost $3,580)	3,579,538	3,580
Total Investments (100.2%) (Cost $259,737) (c)(d)		432,983
Liabilities in Excess of Other Assets (–0.2%)		(723)
Net Assets (100.0%)		$432,260

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $173,317,000 and the aggregate gross unrealized depreciation is approximately $71,000, resulting in net unrealized appreciation of approximately $173,246,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.2%
Semiconductors & Semiconductor Equipment	11.3
Software	9.6
Capital Markets	9.5
Interactive Media & Services	7.1
Tech Hardware, Storage & Peripherals	6.6
Broadline Retail	6.2
Banks	5.9
Insurance	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

Vitality Portfolio

	Shares	Value (000)
Common Stocks (91.1%)
Biotechnology (41.8%)
Alnylam Pharmaceuticals, Inc. (a)	335	$153
Argenx SE ADR (Belgium) (a)	241	178
Ascendis Pharma AS ADR (Denmark) (a)	512	102
Beam Therapeutics, Inc. (a)(b)	951	23
Biohaven Ltd. (a)	1,286	19
Exact Sciences Corp. (a)	2,200	120
Intellia Therapeutics, Inc. (a)(b)	5,293	91
Newamsterdam Pharma Co. NV (a)	2,383	68
Ultragenyx Pharmaceutical, Inc. (a)	758	23
Vertex Pharmaceuticals, Inc. (a)	169	66
		843
Health Care Equipment & Supplies (8.9%)
Align Technology, Inc. (a)	521	66
Ceribell, Inc. (a)(b)	2,196	25
Inspire Medical Systems, Inc. (a)	406	30
Intuitive Surgical, Inc. (a)	132	59
		180
Health Care Providers & Services (4.2%)
Agilon Health, Inc. (a)	7,516	8
UnitedHealth Group, Inc.	222	76
		84
Health Care Technology (6.6%)
Doximity, Inc., Class A (a)	351	26
Schrodinger, Inc. (a)	2,552	51
Veeva Systems, Inc., Class A (a)	190	57
		134
Life Sciences Tools & Services (12.4%)
10X Genomics, Inc., Class A (a)	3,801	44
Illumina, Inc. (a)	437	42
MaxCyte, Inc. (a)	23,217	37
Thermo Fisher Scientific, Inc.	186	90
West Pharmaceutical Services, Inc.	146	38
		251
Pharmaceuticals (17.2%)
ATAI Life Sciences NV (a)(b)	14,368	76
Eli Lilly & Co.	181	138
Enliven Therapeutics, Inc. (a)(b)	1,067	22
Structure Therapeutics, Inc. ADR (China) (a)	1,787	50
Zoetis, Inc.	411	60
		346
Total Common Stocks (Cost $2,184)		1,838

Short-Term Investments (12.3%)
Investment Company (6.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (c) (Cost $131)	131,069	131

Securities held as Collateral on Loaned Securities (5.8%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (c)	93,191	93

	Face Amount (000)
Repurchase Agreements (1.2%)
Citigroup, Inc., (4.00%, dated 9/30/25, due 10/1/25; proceeds $10; fully collateralized by U.S. Government obligations; 4.50% - 4.63% due 11/15/25 - 9/15/26; valued at $10)	$10	$10
Merrill Lynch & Co., Inc., (4.20%, dated 9/30/25, due 10/1/25; proceeds $14; fully collateralized by U.S. Government obligations; 0.13% - 4.13% due 12/31/26 - 8/15/53; valued at $14)	14	14
		24
Total Securities held as Collateral on Loaned Securities (Cost $117)		117
Total Short-Term Investments (Cost $248)		248
Total Investments (103.4%) (Cost $2,432) including $213 of Securities Loaned (d)(e)		2,086
Liabilities in Excess of Other Assets (–3.4%)		(68)
Net Assets (100.0%)		$2,018

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2025, were approximately $213,000 and $222,000, respectively. The Fund received cash collateral of approximately $117,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $105,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $413,000 and the aggregate gross unrealized depreciation is approximately $759,000, resulting in net unrealized depreciation of approximately $346,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Biotechnology	42.8%
Pharmaceuticals	17.6
Life Sciences Tools & Services	12.7
Health Care Equipment & Supplies	9.1
Health Care Technology	6.8
Short-Term Investments	6.7
Other**	4.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2025.
*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the“Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or,if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from reputable broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, as defined by Rule 2a-5 under the Act,including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (8) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; (9) PIPE investments may be valued based on the underlying stock price less a discount until the commitment isfulfilled and shares are registered; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 –	significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Advantage Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$18,118	$—	$—	$18,118
Biotechnology	3,494	—	—	3,494
Broadline Retail	11,694	—	—	11,694
Capital Markets	2,383	—	—	2,383
Entertainment	16,493	—	—	16,493
Financial Services	5,332	7,782	—	13,114
Ground Transportation	3,590	—	—	3,590
Hotels, Restaurants & Leisure	21,371	—	—	21,371
Information Technology Services	55,426	—	—	55,426
Life Sciences Tools & Services	2,937	—	—	2,937
Media	3,527	—	—	3,527
Pharmaceuticals	9,917	—	—	9,917
Semiconductors & Semiconductor Equipment	5,779	—	—	5,779
Software	25,368	—	—	25,368
Specialized REITs	3,281	—	—	3,281
Specialty Retail	2,983	—	—	2,983
Textiles, Apparel & Luxury Goods	—	5,722	—	5,722
Trading Companies & Distributors	4,318	—	—	4,318
Total Common Stocks	196,011	13,504	—	209,515
Investment Company	6,332	—	—	6,332
Call Options Purchased	—	109	—	109
Short-Term Investment
Investment Company	4,584	—	—	4,584
Total Assets	$206,927	$13,613	$—	$220,540

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

American Resilience Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks	$1,248	(1)	$—	$—		$1,248
Warrants	—		—	—	†	—	†
Short-Term Investment
Investment Company	26		—	—		26
Total Assets	$1,274		$—	$—	†	$1,274	†

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Asia Opportunity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$8,078	$13,027	$—	$21,105
Beverages	—	5,059	—	5,059
Broadline Retail	13,855	—	—	13,855
Consumer Finance	2,143	—	—	2,143
Financial Services	624	—	—	624
Ground Transportation	12,853	—	—	12,853
Health Care Equipment & Supplies	—	1,682	—	1,682
Hotels, Restaurants & Leisure	12,715	12,502	—	25,217
Insurance	—	4,445	—	4,445
Interactive Media & Services	4,584	15,116	—	19,700
Real Estate Management & Development	3,636	2,745	—	6,381
Semiconductors & Semiconductor Equipment	—	11,033	—	11,033
Software	1,859	—	—	1,859
Textiles, Apparel & Luxury Goods	—	3,906	—	3,906
Total Common Stocks	60,347	69,515	—	129,862
Short-Term Investment
Investment Company	2,446	—	—	2,446
Total Assets	$62,793	$69,515	$—	$132,308

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Developing Opportunity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$4,436	$4,199	$—	$8,635
Beverages	—	1,339	—	1,339
Broadline Retail	7,568	558	—	8,126
Consumer Finance	573	—	—	573
Ground Transportation	3,428	—	—	3,428
Health Care Equipment & Supplies	—	367	—	367
Hotels, Restaurants & Leisure	4,255	4,399	—	8,654
Insurance	—	199	—	199
Interactive Media & Services	971	4,748	—	5,719
Real Estate Management & Development	985	671	—	1,656
Semiconductors & Semiconductor Equipment	—	3,692	—	3,692
Software	663	—	—	663
Textiles, Apparel & Luxury Goods	—	1,119	—	1,119
Total Common Stocks	22,879	21,291	—	44,170
Short-Term Investment
Investment Company	1,949	—	—	1,949
Total Assets	$24,828	$21,291	$—	$46,119

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Emerging Markets ex China Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$—	$46	$—	$46
Automobiles	—	398	—	398
Banks	348	1,383	—	1,731
Beverages	—	32	—	32
Broadline Retail	44	80	—	124
Capital Markets	53	103	—	156
Chemicals	—	61	—	61
Construction & Engineering	—	111	—	111
Construction Materials	—	114	—	114
Consumer Finance	—	148	—	148
Consumer Staples Distribution & Retail	133	57	—	190
Electrical Equipment	96	149	—	245
Electronic Equipment, Instruments & Components	—	374	—	374
Entertainment	—	21	—	21
Food Products	—	131	—	131
Health Care Providers & Services	154	230	—	384
Hotels, Restaurants & Leisure	34	61	—	95
Household Products	54	—	—	54
Industrial REITs	67	—	—	67
Information Technology Services	51	68	—	119
Insurance	—	159	—	159
Interactive Media & Services	—	83	—	83
Machinery	—	25	—	25
Metals & Mining	52	390	—	442
Oil, Gas & Consumable Fuels	67	196	—	263
Personal Care Products	—	21	—	21
Real Estate Management & Development	—	65	—	65
Semiconductors & Semiconductor Equipment	—	2,043	—	2,043
Tech Hardware, Storage & Peripherals	—	722	—	722
Tobacco	—	45	—	45
Wireless Telecommunication Services	—	24	—	24
Total Common Stocks	1,153	7,340	—	8,493
Short-Term Investment
Investment Company	33	—	—	33
Total Assets	$1,186	$7,340	$—	$8,526

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Emerging Markets Leaders Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$—	$3,149	$—	$3,149
Banks	13,085	11,913	—	24,998
Beverages	259	5,510	—	5,769
Broadline Retail	19,524	—	—	19,524
Capital Markets	8,956	—	—	8,956
Construction Materials	—	3,397	—	3,397
Consumer Finance	—	68	—	68
Consumer Staples Distribution & Retail	5,407	—	—	5,407
Diversified Telecommunication Services	—	662	—	662
Electrical Equipment	—	5,240	—	5,240
Electronic Equipment, Instruments & Components	—	3,584	—	3,584
Ground Transportation	8,432	—	—	8,432
Health Care Providers & Services	—	1,207	—	1,207
Hotels, Restaurants & Leisure	—	3,621	—	3,621
Life Sciences Tools & Services	—	2,450	—	2,450
Metals & Mining	—	1,788	—	1,788
Pharmaceuticals	—	3,227	—	3,227
Real Estate Management & Development	—	1,307	—	1,307
Semiconductors & Semiconductor Equipment	—	13,338	—	13,338
Transportation Infrastructure	—	2,899	—	2,899
Wireless Telecommunication Services	—	6,306	—	6,306
Total Common Stocks	55,663	69,666	—	125,329
Short-Term Investment
Investment Company	6,634	—	—	6,634
Total Assets	$62,297	$69,666	$—	$131,963

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Emerging Markets Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$—	$10,429	$—	$10,429
Banks	8,357	31,242	—	39,599
Beverages	—	1,035	—	1,035
Broadline Retail	1,771	10,565	—	12,336
Capital Markets	657	3,597	—	4,254
Chemicals	—	1,228	—	1,228
Construction & Engineering	—	2,256	—	2,256
Construction Materials	—	1,432	—	1,432
Consumer Finance	—	2,877	—	2,877
Consumer Staples Distribution & Retail	2,610	2,183	—	4,793
Electrical Equipment	—	4,175	—	4,175
Electronic Equipment, Instruments & Components	—	5,119	—	5,119
Entertainment	—	2,238	—	2,238
Financial Services	—	815	—	815
Food Products	—	2,268	—	2,268
Health Care Providers & Services	2,563	1,601	—	4,164
Hotels, Restaurants & Leisure	4,416	612	—	5,028
Household Products	2,617	—	—	2,617
Industrial REITs	1,147	—	—	1,147
Insurance	—	1,330	—	1,330
Interactive Media & Services	—	15,528	—	15,528
Machinery	—	2,248	—	2,248
Metals & Mining	—	3,479	—	3,479
Oil, Gas & Consumable Fuels	—	3,364	—	3,364
Personal Care Products	—	365	—	365
Pharmaceuticals	—	1,403	—	1,403
Real Estate Management & Development	—	1,321	—	1,321
Semiconductors & Semiconductor Equipment	—	36,269	—	36,269
Tech Hardware, Storage & Peripherals	—	15,574	—	15,574
Tobacco	—	976	—	976
Total Common Stocks	24,138	165,529	—	189,667
Short-Term Investment
Investment Company	1,705	—	—	1,705
Total Assets	$25,843	$165,529	$—	$191,372

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Global Concentrated Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$19,037	$—	$—	$19,037
Banks	52,844	—	—	52,844
Capital Markets	26,704	—	—	26,704
Commercial Services & Supplies	11,709	—	—	11,709
Construction Materials	19,404	—	—	19,404
Consumer Staples Distribution & Retail	13,937	—	—	13,937
Entertainment	22,393	—	—	22,393
Financial Services	9,734	—	—	9,734
Insurance	18,143	—	—	18,143
Interactive Media & Services	26,922	—	—	26,922
Pharmaceuticals	3,543	—	—	3,543
Real Estate Management & Development	17,308	—	—	17,308
Semiconductors & Semiconductor Equipment	62,570	—	—	62,570
Software	32,506	—	—	32,506
Specialty Retail	5,959	—	—	5,959
Trading Companies & Distributors	9,867	—	—	9,867
Total Common Stocks	352,580	—	—	352,580
Short-Term Investment
Investment Company	3,448	—	—	3,448
Total Assets	$356,028	$—	$—	$356,028

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Global Core Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,932	$—	$—	$1,932
Automobiles	3,574	—	—	3,574
Banks	6,767	—	—	6,767
Broadline Retail	3,075	—	—	3,075
Capital Markets	3,809	—	—	3,809
Chemicals	139	—	—	139
Commercial Services & Supplies	684	—	—	684
Construction Materials	2,899	—	—	2,899
Consumer Staples Distribution & Retail	322	—	—	322
Entertainment	2,188	—	—	2,188
Financial Services	944	—	—	944
Hotels, Restaurants & Leisure	90	—	—	90
Household Durables	193	—	—	193
Information Technology Services	419	—	—	419
Insurance	2,066	—	—	2,066
Interactive Media & Services	3,978	—	—	3,978
Oil, Gas & Consumable Fuels	877	—	—	877
Professional Services	92	—	—	92
Real Estate Management & Development	1,641	—	—	1,641
Semiconductors & Semiconductor Equipment	6,441	—	—	6,441
Software	2,890	—	—	2,890
Specialized REITs	—	31	—	31
Specialty Retail	2,039	—	—	2,039
Tech Hardware, Storage & Peripherals	2,500	—	—	2,500
Textiles, Apparel & Luxury Goods	365	122	—	487
Trading Companies & Distributors	1,169	—	—	1,169
Total Common Stocks	51,093	153	—	51,246
Short-Term Investment
Investment Company	1,254	—	—	1,254
Total Assets	$52,347	$153	$—	$52,500

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Global Endurance

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$427	$—	$—	$427
Air Freight & Logistics	805	—	—	805
Biotechnology	4,349	—	—	4,349
Broadline Retail	783	—	—	783
Containers & Packaging	527	—	—	527
Financial Services	—	143	—	143
Health Care Providers & Services	2,900	—	—	2,900
Hotels, Restaurants & Leisure	—	1,967	—	1,967
Household Durables	965	3,121	—	4,086
Life Sciences Tools & Services	1,266	—	—	1,266
Oil, Gas & Consumable Fuels	1,169	—	—	1,169
Pharmaceuticals	3,629	—	—	3,629
Real Estate Management & Development	380	—	—	380
Semiconductors & Semiconductor Equipment	1,117	—	—	1,117
Software	2,647	741	—	3,388
Specialty Retail	2,132	—	—	2,132
Trading Companies & Distributors	2,017	—	—	2,017
Total Common Stocks	25,113	5,972	—	31,085
Short-Term Investment
Investment Company	81	—	—	81
Total Assets	$25,194	$5,972	$—	$31,166

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Global Franchise Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$91,275	$—	$—	$91,275
Capital Markets	271,160	—	—	271,160
Financial Services	120,807	—	—	120,807
Ground Transportation	38,578	—	—	38,578
Health Care Equipment & Supplies	112,993	—	—	112,993
Hotels, Restaurants & Leisure	68,743	—	—	68,743
Household Products	85,551	—	—	85,551
Information Technology Services	51,581	—	—	51,581
Insurance	163,959	—	—	163,959
Interactive Media & Services	95,841	—	—	95,841
Life Sciences Tools & Services	72,569	—	—	72,569
Machinery	49,125	—	—	49,125
Personal Care Products	—	85,419	—	85,419
Pharmaceuticals	66,130	74,232	—	140,362
Professional Services	170,316	158,505	—	328,821
Software	356,442	194,652	—	551,094
Specialty Retail	42,203	—	—	42,203
Tobacco	32,817	—	—	32,817
Total Common Stocks	1,890,090	512,808	—	2,402,898
Short-Term Investment
Investment Company	51,213	—	—	51,213
Total Assets	$1,941,303	$512,808	$—	$2,454,111

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Global Insight Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$5,261	$—	$—	$5,261
Banks	370	—	—	370
Biotechnology	2,976	—	—	2,976
Broadline Retail	8,899	—	—	8,899
Entertainment	3,773	—	—	3,773
Financial Services	6,216	3,625	—	9,841
Ground Transportation	809	—	—	809
Health Care Providers & Services	190	—	—	190
Household Durables	—	63	—	63
Information Technology Services	15,784	—	—	15,784
Pharmaceuticals	3,075	—	—	3,075
Real Estate Management & Development	1,611	—	—	1,611
Software	10,727	—	—	10,727
Tech Hardware, Storage & Peripherals	3,568	—	—	3,568
Trading Companies & Distributors	3,029	—	—	3,029
Total Common Stocks	66,288	3,688	—	69,976
Preferred Stock
Software	—	—	26	26
Investment Company	1,840	—	—	1,840
Call Options Purchased	—	33	—	33
Short-Term Investment
Investment Company	3,178	—	—	3,178
Total Assets	71,306	3,721	26	75,053
Liabilities:
Derivative Contract — PIPE	—	—	(290)	(290)
Total	$71,306	$3,721	$(264)	$74,763

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stock (000)	Derivative Contract — PIPE (000)
Beginning Balance	$33	$—
Purchases	—	—
Sales	—	—
PIPE transactions	—	(290)
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(7)	—
Realized gains (losses)	—	—
Ending Balance	$26	$(290)
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$(7)	$(290)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of September 30, 2025:

	Fair Value at September 30, 2025 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stock	$26	Market Transaction Method	Precedent Transaction	$4.08	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.0x	Increase
			Discount for Lack of Marketability	8.0%	Decrease
PIPE	$(290)	Market Implied	Discount for Lack of Marketability and Transaction Risk	27.5%	Decrease

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Global Opportunity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$140,645	$—		$140,645
Banks	188,042	95,801	—		283,843
Broadline Retail	446,529	—	—		446,529
Electrical Equipment	—	169,389	—		169,389
Electronic Equipment, Instruments & Components	—	43,664	—	†	43,664	†
Entertainment	356,967	—	—		356,967
Financial Services	277,361	—	—		277,361
Ground Transportation	263,815	—	—		263,815
Hotels, Restaurants & Leisure	374,793	60,679	—		435,472
Information Technology Services	107,996	—	—		107,996
Interactive Media & Services	264,585	—	—		264,585
Semiconductors & Semiconductor Equipment	—	214,357	—		214,357
Software	197,580	—	—		197,580
Textiles, Apparel & Luxury Goods	35,083	175,592	—		210,675
Total Common Stocks	2,512,751	900,127	—	†	3,412,878	†
Short-Term Investment
Investment Company	98,639	—	—		98,639
Total Assets	$2,611,390	$900,127	$—	†	$3,511,517	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Global Permanence Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$359	$—		$359
Automobiles	4	—	—		4
Banks	9	—	—		9
Broadline Retail	215	—	—		215
Capital Markets	160	—	—		160
Chemicals	4	—	—		4
Commercial Services & Supplies	18	23	—		41
Containers & Packaging	45	—	—		45
Entertainment	—	4	—		4
Financial Services	100	—	—		100
Ground Transportation	226	—	—		226
Health Care Equipment & Supplies	—	5	—		5
Hotels, Restaurants & Leisure	27	41	—		68
Household Durables	—	33	—		33
Information Technology Services	618	—	—		618
Insurance	21	—	—		21
Life Sciences Tools & Services	—	222	—		222
Metals & Mining	366	—	—		366
Oil, Gas & Consumable Fuels	84	—	—		84
Personal Care Products	68	46	—		114
Pharmaceuticals	269	—	—		269
Real Estate Management & Development	167	—	—		167
Semiconductors & Semiconductor Equipment	231	—	—		231
Software	7	—	—		7
Specialized REITs	69	—	—		69
Specialty Retail	136	—	—		136
Textiles, Apparel & Luxury Goods	77	309	—		386
Trading Companies & Distributors	417	—	—		417
Total Common Stocks	3,338	1,042	—		4,380
Investment Company	141	—	—		141
Warrants	—	—	—	†	—	†
Call Options Purchased	—	2	—		2
Short-Term Investment
Investment Company	182	—	—		182
Total Assets	$3,661	$1,044	$—	†	$4,705	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Global Stars Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,103	$—		$1,103
Beverages	—	1,013	—		1,013
Broadline Retail	2,127	—	—		2,127
Capital Markets	3,501	—	—		3,501
Electronic Equipment, Instruments & Components	—	1,159	—		1,159
Entertainment	1,399	—	—		1,399
Financial Services	3,573	1,056	—		4,629
Ground Transportation	2,577	—	—		2,577
Health Care Equipment & Supplies	—	384	—		384
Health Care Providers & Services	1,517	—	—		1,517
Hotels, Restaurants & Leisure	1,620	—	—		1,620
Information Technology Services	1,694	—	—		1,694
Insurance	1,830	—	—		1,830
Interactive Media & Services	1,882	1,636	—		3,518
Machinery	—	577	—		577
Pharmaceuticals	—	965	—		965
Professional Services	1,793	3,031	—		4,824
Semiconductors & Semiconductor Equipment	—	3,542	—		3,542
Software	5,081	2,554	—		7,635
Textiles, Apparel & Luxury Goods	978	—	—		978
Trading Companies & Distributors	—	1,064	—		1,064
Total Common Stocks	29,572	18,084	—		47,656
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	623	—	—		623
Total Assets	$30,195	$18,084	$—	†	$48,279	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Growth Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Automobiles	$407,020	$—	$—		$407,020
Biotechnology	79,976	—	—		79,976
Broadline Retail	213,010	—	—		213,010
Capital Markets	24,642	—	—		24,642
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	347,748	—	—		347,748
Financial Services	413,350	—	—		413,350
Hotels, Restaurants & Leisure	228,094	—	—		228,094
Information Technology Services	1,126,031	—	—		1,126,031
Pharmaceuticals	209,739	—	—		209,739
Software	1,051,046	—	—		1,051,046
Tech Hardware, Storage & Peripherals	243,734	—	—		243,734
Trading Companies & Distributors	203,708	—	—		203,708
Total Common Stocks	4,548,098	—	—	†	4,548,098	†
Preferred Stocks
Financial Services	—	—	19,627		19,627
Software	—	—	157,059		157,059
Total Preferred Stocks	—	—	176,686		176,686
Investment Company	141,217	—	—		141,217
Call Options Purchased	—	2,235	—		2,235
Short-Term Investment
Investment Company	58,805	—	—		58,805
Total Assets	$4,748,120	$2,235	$176,686	†	$4,927,041	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$146,360
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		30,326
Realized gains (losses)	—		—
Ending Balance	$—	†	$176,686
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$—		$30,326

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of September 30, 2025:

	Fair Value at September 30, 2025 (000)	Valuation Technique	Unobservable Input	Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$176,686	Market Transaction Method	Precedent Transaction	$35.50-$150.00/$137.28	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.5%-16.0%/14.6	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.5x-19.6x/11.5x	Increase
			Discount for Lack of Marketability	12.0%-15.0%/14.7%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Inception Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Biotechnology	$51,163	$—	$—		$51,163
Broadline Retail	11,731	—	—		11,731
Capital Markets	4,679	—	—		4,679
Financial Services	6,365	—	—		6,365
Health Care Equipment & Supplies	9,031	—	—		9,031
Health Care Providers & Services	5,360	—	—		5,360
Health Care Technology	841	—	—		841
Hotels, Restaurants & Leisure	19,257	—	—		19,257
Household Durables	—	1,437	—		1,437
Information Technology Services	51,621	—	—		51,621
Interactive Media & Services	2,429	—	—		2,429
Leisure Products	5,380	—	—		5,380
Life Sciences Tools & Services	5,080	—	—		5,080
Metals & Mining	16,818	—	—		16,818
Oil, Gas & Consumable Fuels	3,894	—	—		3,894
Passenger Airlines	6,730	—	—		6,730
Personal Care Products	21,443	—	—		21,443
Pharmaceuticals	5,153	—	—		5,153
Real Estate Management & Development	22,700	—	—		22,700
Software	58,061	—	—		58,061
Specialty Retail	26,324	—	—		26,324
Tech Hardware, Storage & Peripherals	29,190	—	—		29,190
Water Utilities	8,097	—	—		8,097
Total Common Stocks	371,347	1,437	—		372,784
Preferred Stocks
Health Care Technology	—	—	3,374		3,374
Software	—	—	4,825		4,825
Total Preferred Stocks	—	—	8,199		8,199
Investment Company	13,648	—	—		13,648
Warrants	—	—	—		—
Call Options Purchased	—	174	—		174
Short-Term Investments
Investment Company	68,553	—	—		68,553
Repurchase Agreements	—	1,153	—		1,153
Total Short-Term Investments	68,553	1,153	—		69,706
Derivative Contract — PIPE	—	—	744		744
Total Assets	$453,548	$2,764	$8,943		$465,255
Liabilities:
Derivative Contract — PIPE	—	—	(1,465)		(1,465)
Total	$453,548	$2,764	$7,478	†	$463,790	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stocks (000)	Warrants (000)		Derivative Contract — PIPE (000)
Beginning Balance	$9,942	$—	†	$—
Purchases	—	—		—
Sales	—	—		—
PIPE transactions	—	—		(721)
Transfers in	—	—		—
Transfers out	—	—		—
Corporate actions	—	—		—
Change in unrealized appreciation (depreciation)	(1,743)	—		—
Realized gains (losses)	—	—		—
Ending Balance	$8,199	$—	†	$(721)
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$(1,743)	$—		$(721)

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of September 30, 2025:

	Fair Value at September 30, 2025 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stocks	$8,199	Market Transaction Method	Precedent Transaction	$4.08	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%-17.5%/16.5%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.7x-35.1x/2.6x	Increase
			Discount for Lack of Marketability	8.0%-19.0%/12.5%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	1.3x	Increase
PIPE	$(721)	Market Implied	Discount for Lack of Marketability and Transaction Risk	11.5%	Decrease

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

International Advantage Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$191,475	$—	$191,475
Banks	146,749	83,233	—	229,982
Broadline Retail	123,437	—	—	123,437
Capital Markets	73,506	27,791	—	101,297
Electrical Equipment	—	146,483	—	146,483
Electronic Equipment, Instruments & Components	—	114,078	—	114,078
Entertainment	281,984	—	—	281,984
Financial Services	13,254	29,182	—	42,436
Food Products	—	27,536	—	27,536
Ground Transportation	69,445	—	—	69,445
Health Care Equipment & Supplies	—	111,812	—	111,812
Information Technology Services	68,328	—	—	68,328
Insurance	—	85,660	—	85,660
Interactive Media & Services	—	29,451	—	29,451
Personal Care Products	—	127,795	—	127,795
Semiconductors & Semiconductor Equipment	—	313,547	—	313,547
Software	59,026	—	—	59,026
Specialty Retail	—	40,364	—	40,364
Textiles, Apparel & Luxury Goods	94,436	514,614	—	609,050
Total Common Stocks	930,165	1,843,021	—	2,773,186
Short-Term Investments
Investment Company	34,182	—	—	34,182
Repurchase Agreements	—	1,017	—	1,017
Total Short-Term Investments	34,182	1,017	—	35,199
Total Assets	$964,347	$1,844,038	$—	$2,808,385

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

International Equity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$13,899	$—		$13,899
Air Freight & Logistics	—	9,250	—		9,250
Banks	—	34,066	—		34,066
Beverages	—	12,419	—		12,419
Capital Markets	—	19,373	—		19,373
Electrical Equipment	—	11,646	—		11,646
Electronic Equipment, Instruments & Components	—	43,100	—		43,100
Entertainment	—	7,274	—		7,274
Financial Services	—	8,694	—		8,694
Hotels, Restaurants & Leisure	—	16,173	—		16,173
Household Durables	—	7,322	—		7,322
Household Products	—	4,658	—		4,658
Information Technology Services	—	10,035	—		10,035
Insurance	282	19,661	—		19,943
Interactive Media & Services	—	13,068	—		13,068
Life Sciences Tools & Services	—	10,115	—		10,115
Machinery	—	26,251	—		26,251
Metals & Mining	5,221	8,442	—		13,663
Oil, Gas & Consumable Fuels	4,337	5,042	—		9,379
Personal Care Products	—	14,300	—		14,300
Pharmaceuticals	—	30,859	—		30,859
Professional Services	—	24,916	—		24,916
Semiconductors & Semiconductor Equipment	—	39,282	—		39,282
Software	7,365	24,901	—		32,266
Tech Hardware, Storage & Peripherals	—	7,168	—		7,168
Textiles, Apparel & Luxury Goods	—	8,574	—		8,574
Trading Companies & Distributors	—	15,123	—		15,123
Total Common Stocks	17,205	445,611	—		462,816
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	5,954	—	—		5,954
Total Assets	$23,159	$445,611	$—	†	$468,770	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

International Opportunity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$39,781	$—	$39,781
Banks	63,216	52,937	—	116,153
Beverages	—	12,708	—	12,708
Broadline Retail	101,088	—	—	101,088
Capital Markets	—	7,966	—	7,966
Electrical Equipment	—	36,398	—	36,398
Electronic Equipment, Instruments & Components	—	19,969	—	19,969
Entertainment	67,319	—	—	67,319
Financial Services	3,865	10,420	—	14,285
Ground Transportation	36,141	—	—	36,141
Hotels, Restaurants & Leisure	45,550	34,616	—	80,166
Information Technology Services	29,945	—	—	29,945
Interactive Media & Services	—	16,360	—	16,360
Personal Care Products	—	12,475	—	12,475
Semiconductors & Semiconductor Equipment	—	64,642	—	64,642
Software	8,582	—	—	8,582
Specialty Retail	—	31,652	—	31,652
Textiles, Apparel & Luxury Goods	16,243	78,522	—	94,765
Total Common Stocks	371,949	418,446	—	790,395
Short-Term Investment
Investment Company	16,475	—	—	16,475
Total Assets	$388,424	$418,446	$—	$806,870

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

International Resilience Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$109	$—		$109
Air Freight & Logistics	—	46	—		46
Capital Markets	—	69	—		69
Electrical Equipment	—	70	—		70
Electronic Equipment, Instruments & Components	—	211	—		211
Entertainment	—	45	—		45
Financial Services	64	—	—		64
Hotels, Restaurants & Leisure	—	106	—		106
Household Products	48	—	—		48
Information Technology Services	—	43	—		43
Insurance	42	—	—		42
Interactive Media & Services	—	47	—		47
Life Sciences Tools & Services	47	57	—		104
Machinery	—	128	—		128
Personal Care Products	—	78	—		78
Pharmaceuticals	—	161	—		161
Professional Services	—	194	—		194
Semiconductors & Semiconductor Equipment	—	194	—		194
Software	41	153	—		194
Trading Companies & Distributors	—	94	—		94
Total Common Stocks	242	1,805	—		2,047
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	28	—	—		28
Total Assets	$270	$1,805	$—	†	$2,075	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Passport Overseas Equity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$16,467	$—	$16,467
Automobiles	—	961	—	961
Banks	9,227	30,838	—	40,065
Broadline Retail	9,359	—	—	9,359
Chemicals	2,026	1,777	—	3,803
Construction Materials	—	4,166	—	4,166
Consumer Finance	—	1,482	—	1,482
Electric Utilities	—	969	—	969
Electrical Equipment	—	2,324	—	2,324
Electronic Equipment, Instruments & Components	—	1,826	—	1,826
Entertainment	—	2,008	—	2,008
Health Care Providers & Services	—	1,539	—	1,539
Household Durables	—	4,210	—	4,210
Industrial Conglomerates	—	3,486	—	3,486
Information Technology Services	—	795	—	795
Insurance	163	2,066	—	2,229
Interactive Media & Services	—	3,272	—	3,272
Metals & Mining	3,171	2,111	—	5,282
Oil, Gas & Consumable Fuels	1,997	8,494	—	10,491
Passenger Airlines	2,391	—	—	2,391
Personal Care Products	—	4,609	—	4,609
Pharmaceuticals	—	11,494	—	11,494
Professional Services	—	1,168	—	1,168
Semiconductors & Semiconductor Equipment	—	13,015	—	13,015
Software	3,946	4,329	—	8,275
Specialty Retail	—	1,282	—	1,282
Tech Hardware, Storage & Peripherals	—	6,787	—	6,787
Trading Companies & Distributors	—	3,480	—	3,480
Total Common Stocks	32,280	134,955	—	167,235
Preferred Stock
Biotechnology	—	—	1,375	1,375
Short-Term Investments
Investment Company	6,328	—	—	6,328
Repurchase Agreements	—	563	—	563
Total Short-Term Investments	6,328	563	—	6,891
Future Contract	55	—	—	55
Total Assets	$38,663	$135,518	$1,375	$175,556

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$1,375
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$1,375
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:

	Fair Value at September 30, 2025 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$1,375	Market Transaction Method	Precedent Transaction	$42.06	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Permanence Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$16	$—	$—		$16
Beverages	52	—	—		52
Capital Markets	194	—	—		194
Chemicals	18	—	—		18
Commercial Services & Supplies	34	—	—		34
Construction Materials	5	—	—		5
Containers & Packaging	55	—	—		55
Distributors	14	—	—		14
Diversified Consumer Services	54	—	—		54
Entertainment	65	—	—		65
Financial Services	135	—	—		135
Food Products	66	—	—		66
Ground Transportation	216	—	—		216
Health Care Equipment & Supplies	4	—	—		4
Health Care Technology	16	—	—		16
Hotels, Restaurants & Leisure	207	—	—		207
Household Durables	8	32	—		40
Information Technology Services	775	—	—		775
Insurance	27	—	—		27
Life Sciences Tools & Services	231	—	—		231
Metals & Mining	463	—	—		463
Oil, Gas & Consumable Fuels	112	—	—		112
Personal Care Products	88	—	—		88
Pharmaceuticals	318	—	—		318
Real Estate Management & Development	263	—	—		263
Semiconductors & Semiconductor Equipment	282	—	—		282
Software	33	—	—		33
Specialized REITs	197	—	—		197
Specialty Retail	289	—	—		289
Textiles, Apparel & Luxury Goods	—	280	—		280
Trading Companies & Distributors	629	—	—		629
Total Common Stocks	4,866	312	—		5,178
Investment Company	190	—	—		190
Warrants	—	—	—	†	—	†
Call Options Purchased	—	3	—		3
Short-Term Investment
Investment Company	182	—	—		182
Total Assets	$5,238	$315	$—	†	$5,553	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

US Core Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$15,431	$—	$—	$15,431
Automobiles	10,283	—	—	10,283
Banks	25,728	—	—	25,728
Broadline Retail	26,817	—	—	26,817
Capital Markets	41,198	—	—	41,198
Commercial Services & Supplies	11,529	—	—	11,529
Construction Materials	7,015	—	—	7,015
Consumer Staples Distribution & Retail	11,753	—	—	11,753
Entertainment	18,857	—	—	18,857
Financial Services	13,312	—	—	13,312
Hotels, Restaurants & Leisure	4,002	—	—	4,002
Household Durables	5,265	—	—	5,265
Information Technology Services	10,328	—	—	10,328
Insurance	24,239	—	—	24,239
Interactive Media & Services	30,999	—	—	30,999
Oil, Gas & Consumable Fuels	8,505	—	—	8,505
Pharmaceuticals	4,589	—	—	4,589
Real Estate Management & Development	14,812	—	—	14,812
Semiconductors & Semiconductor Equipment	48,841	—	—	48,841
Software	41,619	—	—	41,619
Specialized REITs	—	342	—	342
Specialty Retail	17,263	—	—	17,263
Tech Hardware, Storage & Peripherals	28,509	—	—	28,509
Trading Companies & Distributors	8,167	—	—	8,167
Total Common Stocks	429,061	342	—	429,403
Short-Term Investment
Investment Company	3,580	—	—	3,580
Total Assets	$432,641	$342	$—	$432,983

Morgan Stanley Institutional Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Vitality Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$1,838	(1)	$—	$—	$1,838
Short-Term Investments
Investment Company	224		—	—	224
Repurchase Agreements	—		24	—	24
Total Short-Term Investments	224		24	—	248
Total Assets	$2,062		$24	$—	$2,086

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.